Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Michigan Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® MI Municipal Income	4.89%	6.72%	33.17%	80.65%
LB Michigan Municipal Bond	5.00%	7.07%	36.10%	n/a*
Michigan Municipal Debt Funds Average	4.03%	5.95%	28.09%	77.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 43 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income	6.72%	5.90%	6.09%
LB Michigan Municipal Bond	7.07%	6.36%	n/a*
Michigan Municipal Debt Funds Average	5.95%	5.07%	5.92%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Michigan Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Michigan Municipal Income Fund on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $18,065 - an 80.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,106 - a 91.06% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.36%	4.86%	5.58%	4.62%	4.91%	5.27%
Capital returns	2.53%	-0.09%	5.61%	-7.25%	0.80%	3.75%
Total returns	4.89%	4.77%	11.19%	-2.63%	5.71%	9.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.33¢	26.57¢	53.97¢
Annualized dividend rate	4.49%	4.60%	4.63%
30-day annualized yield	3.82%	-	-
30-day annualized tax-equivalent yield	6.13%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.74 over the past one month, $11.64 over the past six months and $11.66 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.67% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Michigan Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

With equity markets on the decline and the corporate bond market suffering from defaults and credit rating downgrades, institutional and retail investors found relief in tax-exempt municipal bonds during the six-month period ending June 30, 2002. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.67%. That outpaced the return of the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which was up 3.79%. The sustained demand for munis throughout the first half of 2002 helped offset more than $160 billion in new municipal bond issuance, an all-time high for the first half of a calendar year, according to Thomson Financial. The previous high of $147 billion was set in 1993 and 1998. The record-setting volume was attributed to a number of factors. Among them, many issuers took advantage of low interest rates to restructure debt. Additionally, most states around the country increased their muni issuance to make up for budget shortfalls created by decreases in income tax and capital gains revenue. New York's Metropolitan Transportation Authority was the largest issuer of muni debt for the six-month period, with approximately $6.5 billion in volume.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with George Fischer (left), who managed Spartan Michigan Municipal Income Fund during most of period covered by this report, with additional comments from Doug McGinley (right), who became manager of the fund on June 1, 2002.

Q. How did the fund perform, George?

G.F. For the six months ending June 30, 2002, the fund returned 4.89%, while the Michigan municipal debt funds average returned 4.03%, according to Lipper Inc., and the Lehman Brothers Michigan Municipal Bond Index returned 5.00%. For the 12 months ending June 30, 2002, the fund returned 6.72%, the Lipper average returned 5.95% and the Lehman Brothers index gained 7.07%.

Q. What factors drove the fund's performance, and why did it beat its Lipper peers during the six-month period?

G.F. Municipal bonds enjoyed a relatively strong first quarter of 2002 and posted respectable gains in the second quarter. Munis benefited from a combination of factors, one of which was very strong demand amid a bear market in stocks. Demand also was driven by the Federal Reserve Board continuing to hold interest rates steady, cooling worries that rates would spike as the economy recovered. As demand surged, the supply of Michigan municipals dropped by about 25% from the same six-month period a year ago, providing additional fuel to Michigan municipal prices. However, the Michigan muni market was quite volatile due to changing expectations about the economy and interest rates. That volatility, in turn, helps explain why the fund outpaced its peers. I continued to manage the fund so that its interest rate sensitivity was in line with the Michigan muni market overall.

Semiannual Report

Spartan Michigan Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. Why did this approach work in the fund's favor?

G.F. Having too much or too little interest rate sensitivity at the wrong time can jeopardize returns even in the most stable market environment, but heightened market volatility only enhances the chances of being in the wrong place at the wrong time. Instead of positioning the fund based on my view of where interest rates were headed, I emphasized factors over which I have more control, such as security selection.

Q. Which specific bonds performed well? Were there any disappointments?

G.F. A number of pre-refunded holdings performed quite well. Pre-refunding is a process whereby municipal bonds become backed by U.S. Treasury bonds. Because of this backing, our pre-refunded holdings earned a higher credit quality, which helped boost their prices. As for disappointments, I'd say that maintaining only a very small stake in high-yielding, below-investment-grade bonds worked a bit against us at times during the period. These higher-yielding bonds periodically outpaced better-quality issues because their high levels of income helped cushion them against fears of rising interest rates. Despite their recent strong performance, I chose to generally avoid below-investment-grade bonds in keeping with Fidelity's focus on higher-quality securities.

Q. Which sectors did you emphasize?

G.F. There was no one real area of emphasis; I maintained a well-diversified mix of sectors. These included general obligation bonds - issued by both the state and local entities - as well as essential services bonds - issued by entities such as water and transportation authorities and electric utilities. The fund also had a significant stake in bonds issued by health care organizations, mainly hospitals.

Q. Turning to you, Doug, what's ahead for the Michigan municipal market?

D.M. In addition to the direction of interest rates, the Michigan municipal market will continue to be affected by supply and demand trends. As George mentioned earlier, the supply of Michigan municipals has been rather scarce so far this year; whether that remains the case for the second half of 2002 remains to be seen. On the other side of the equation, demand will likely be a reflection of the strength of the stock market. If there is a persistent lack of confidence in equities, municipals may benefit. As for the fund, I plan to continue to maintain a bias toward research-driven strategies and will pursue many of the same strategies regarding management of interest rate sensitivity and credit quality that George used.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal income tax and Michigan personal income tax

Start date: November 12, 1985

Fund number: 081

Trading symbol: FMHTX

Size: as of June 30, 2002, more than $537 million

Manager: Doug McGinley, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on the Michigan economy:

"Like many states across the country, Michigan experienced persistent economic difficulty during the first half of 2002. After stabilizing briefly earlier this year, the state's jobless rate recently began to rise again and stood above 6% at the end of the period. Much of the recent job market weakness stemmed from a contraction in some service industries, such as health care and retail. Fortunately, manufacturing employment has stabilized. Although the state's manufacturers may benefit from the falling U.S. dollar - which makes exported goods cheaper for consumers overseas - it's unlikely that manufacturing employment will rebound to its mid-1990s peak. Fewer jobs in the well-paying manufacturing sector - which is still the primary driver of Michigan's economy - are likely to put pressure on personal incomes. But there are some bright spots. Existing home sales were quite strong - much stronger than the Midwest as a whole - and sales prices posted strong gains. New home construction also rose a bit. The state's revenues have been negatively affected by the weak economy during the past several years as income tax revenues fell significantly, and sales and usage taxes fell modestly. But if the state's economy stabilizes later this year - as many observers are forecasting - I would expect the state's revenues to begin firming."

Semiannual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.3	28.3
Health Care	14.8	14.1
Escrowed/Pre-Refunded	14.2	15.8
Water & Sewer	14.1	12.8
Electric Utilities	7.9	7.4
Average Years to Maturity as of June 30, 2002
		6 months ago
Years	13.5	13.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2002
6 months ago
Years	7.0	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of June 30, 2002 As of December 31, 2001

Aaa 78.9%	Aaa 78.3%
Aa, A 19.4%	Aa, A 20.3%
Baa 0.3%	Baa 1.0%
Ba and Below 0.6%	Ba and Below 0.0%
Not Rated 0.8%	Not Rated 0.4%

For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Michigan Municipal Income Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - 97.5%
Anchor Bay School District:
(School Bldg. & Site Proj.) Series II:
5.7% 5/1/25 (FGIC Insured) (Pre-Refunded to 5/1/10 @ 100) (e)	Aaa	$ 1,250,000	$ 1,409,438
5.75% 5/1/30 (FGIC Insured) (Pre-Refunded to 5/1/10 @ 100) (e)	Aaa	5,625,000	6,361,369
Series III, 5.25% 5/1/31	Aaa	9,300,000	9,287,631
4.75% 5/1/26 (FGIC Insured)	Aaa	2,250,000	2,095,088
Bay City Gen. Oblig. (Street Impt. Proj.) 0% 6/1/15 (AMBAC Insured)	Aaa	1,725,000	930,517
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	Aaa	10,000,000	5,415,800
Caladonia Cmnty. Schools 5.5% 5/1/26 (FGIC Insured)	Aaa	3,000,000	3,064,890
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	Aaa	1,755,000	1,918,584
5.5% 5/1/15 (FGIC Insured)	Aaa	1,850,000	2,013,152
5.5% 5/1/16 (FGIC Insured)	Aaa	1,000,000	1,074,110
5.5% 5/1/17 (FGIC Insured)	Aaa	2,060,000	2,205,910
Clintondale Cmnty. Schools 5.5% 5/1/15	Aa1	2,205,000	2,336,043
Comstock Pub. Schools 0% 5/1/05 (FSA Insured)	Aaa	1,300,000	1,196,351
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	Aaa	1,100,000	1,169,740
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	Aaa	1,000,000	1,035,400
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	12,700,000	12,906,756
Detroit Gen. Oblig. (Distributable State Aid Proj.):
5.2% 5/1/07 (AMBAC Insured)	Aaa	4,000,000	4,357,520
5.25% 5/1/09 (AMBAC Insured)	Aaa	4,500,000	4,922,955
Detroit Swr. Disp. Rev.:
Series 1993 A, 5.7% 7/1/23 (Pre-Refunded to 7/17/03 @ 102) (e)	Aaa	1,000,000	1,061,210
Series 1997 A, 6% 7/1/06 (MBIA Insured)	Aaa	2,100,000	2,343,873
Series 2001 D1, 5.5%, tender 7/1/08 (c)		10,000,000	10,998,100
Series A:
0% 7/1/14 (FGIC Insured)	Aaa	6,730,000	3,837,513
5.125% 7/1/31 (FGIC Insured)	Aaa	7,270,000	7,147,573
5.75% 7/1/26 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (e)	Aaa	10,000,000	11,336,800
Series B, 6.25% 7/1/07 (MBIA Insured)	Aaa	2,130,000	2,423,940
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	Aaa	$ 10,050,000	$ 10,051,709
Series A:
5% 7/1/30 (FGIC Insured)	Aaa	5,500,000	5,308,215
5.5% 7/1/15 (FGIC Insured)	Aaa	3,675,000	3,959,960
5.75% 7/1/26 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (e)	Aaa	3,400,000	3,854,512
5.875% 7/1/22 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (e)	Aaa	5,000,000	5,708,850
5.875% 7/1/29 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (e)	Aaa	3,000,000	3,425,310
Series B, 5.5% 7/1/33 (FGIC Insured)	Aaa	10,000,000	10,253,100
6.2% 7/1/04 (FGIC Insured)	Aaa	3,795,000	3,874,278
6.5% 7/1/15 (FGIC Insured)	Aaa	6,000,000	7,269,360
Dundee Cmnty. School District Series 2000, 5.375% 5/1/27	Aaa	1,145,000	1,156,232
East Grand Rapids Pub. School District 5.5% 5/1/17	Aaa	1,690,000	1,793,327
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	Aaa	2,230,000	2,318,442
5.625% 6/1/30 (FGIC Insured)	Aaa	1,250,000	1,292,300
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	Aaa	430,000	438,247
Fowlerville Cmnty. School District 4.75% 5/1/26 (FSA Insured)	Aaa	2,500,000	2,327,875
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	Aaa	3,160,000	2,145,798
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	Aaa	2,000,000	2,252,060
Greater Detroit Resource Recovery Auth. Rev.:
Series A, 6.25% 12/13/05 (AMBAC Insured)	Aaa	4,000,000	4,483,600
Series B, 6.25% 12/13/05 (AMBAC Insured)	Aaa	2,000,000	2,241,800
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	Aaa	1,500,000	1,470,660
Hastings School District 5.625% 5/1/18 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (e)	Aaa	485,000	532,734
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	2,375,000	2,440,241
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	Aaa	1,130,000	809,137
Huron School District 5.625% 5/1/16 (FSA Insured)	Aaa	1,050,000	1,138,673
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	Aaa	$ 2,500,000	$ 1,790,125
0% 5/1/11 (FGIC Insured)	Aaa	5,830,000	3,973,145
0% 5/1/12 (FGIC Insured)	Aaa	1,420,000	915,190
0% 5/1/20 (FGIC Insured) (Pre-Refunded to 5/1/06 @ 36.7422) (e)	Aaa	9,000,000	2,935,080
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	Aaa	1,375,000	1,215,376
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	Aaa	1,150,000	1,233,582
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	Aa3	3,685,000	4,449,343
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	Aa3	2,420,000	2,557,674
5.375% 1/15/12	Aa3	2,505,000	2,635,260
Lake Orion Cmnty. School District:
Series A, 5.85% 5/1/16 (FGIC Insured)	Aaa	3,840,000	4,368,461
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	Aaa	1,150,000	1,150,230
Lakeshore Pub. Schools (Berrien County Proj.) 6.8% 5/1/06 (MBIA Insured)	Aaa	1,000,000	1,140,280
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	Aaa	3,000,000	1,926,330
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	Aaa	3,400,000	3,716,914
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	Aaa	7,000,000	7,444,080
Lowell Area Schools 0% 5/1/15 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 49.0888) (e)	Aaa	11,375,000	5,176,080
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	Aaa	2,750,000	2,980,918
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2001 I, 5.5% 10/15/07	Aa1	3,850,000	4,276,234
Series I, 5.5% 10/15/09	Aa1	5,000,000	5,556,700
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	Aaa	3,000,000	3,093,300
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Proj.) Series A:
5.75% 11/15/18 (MBIA Insured)	Aaa	5,000,000	5,289,300
6% 11/15/19 (MBIA Insured)	Aaa	17,000,000	18,092,411
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Crittenton Hosp. Proj.) Series A:
5.25% 3/1/14	A1	$ 6,520,000	$ 6,545,363
5.5% 3/1/13 (b)	A2	455,000	473,218
5.5% 3/1/14 (b)	A2	1,300,000	1,339,013
5.5% 3/1/15 (b)	A2	1,985,000	2,028,154
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (e)	Aaa	1,930,000	2,034,066
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (e)	Aaa	1,000,000	1,085,790
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	A1	9,250,000	9,369,880
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,500,000	2,588,250
Series Q:
5.25% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,195,000	2,374,858
5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,450,000	2,536,485
6% 8/15/08 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,130,000	1,253,577
6% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,265,000	1,388,970
Series R, 5.375% 8/15/16 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,500,000	2,669,875
(Presbyterian Villages Proj.):
6.4% 1/1/15	-	1,000,000	1,000,240
6.5% 1/1/25	-	2,975,000	2,975,684
(Saint John Hosp. & Med. Ctr. Proj.) Series A:
6% 5/15/08 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,615,000	1,835,625
6% 5/15/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,710,000	1,956,514
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	570,000	615,919
(Sparrow Oblig. Group Proj.) 5.625% 11/15/31	A1	1,500,000	1,486,530
(Trinity Health Proj.) Series 2000 A, 6% 12/1/27	Aa3	1,535,000	1,599,485
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	AA-	4,150,000	4,227,688
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series A, 5.15% 12/1/26 (AMBAC Insured) (d)	Aaa	$ 820,000	$ 827,306
Series C:
5.95% 12/1/14	Aa1	2,500,000	2,607,650
6% 12/1/16	Aa1	2,500,000	2,594,325
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Revolving Fund Prog.) 5.625% 10/1/13	Aaa	2,000,000	2,191,220
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/04 (FGIC Insured)	Aaa	2,000,000	1,891,360
0% 12/1/05 (FGIC Insured)	Aaa	1,855,000	1,678,089
0% 12/1/06 (FGIC Insured)	Aaa	5,000,000	4,334,700
0% 12/1/07 (FGIC Insured)	Aaa	5,340,000	4,416,874
4.75% 12/1/09 (FGIC Insured)	Aaa	6,000,000	6,025,620
Series CA:
0% 6/15/07 (FSA Insured)	Aaa	5,165,000	4,324,241
0% 6/15/13 (FSA Insured)	Aaa	3,850,000	2,332,523
7.5% 11/1/09 (AMBAC Insured)	Aaa	60,000	60,572
(Pooled Ln. Prog.) Series B, 5.625% 10/1/19	Aaa	2,500,000	2,611,925
5% 10/1/23	Aaa	5,000,000	4,922,550
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/18	A1	10,000,000	10,111,600
Michigan South Central Pwr. Agcy. Supply Sys. Rev.:
5% 11/1/09 (AMBAC Insured)	Aaa	1,675,000	1,683,911
5.9% 11/1/06 (MBIA Insured)	Aaa	4,510,000	5,054,628
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (c)(d)		3,000,000	3,033,750
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (d)	Aaa	1,000,000	1,018,810
Series AA, 6.4% 9/1/25 (MBIA Insured)	Aaa	5,000,000	5,530,800
Series BB:
6.5% 2/15/16 (FGIC Insured)	Aaa	1,250,000	1,278,013
7% 7/15/08 (MBIA Insured)	Aaa	2,000,000	2,362,100
7% 5/1/21 (AMBAC Insured)	Aaa	8,500,000	10,606,810
Michigan Trunk Line:
Series 1992 A, 5.5% 10/1/21	Aa3	2,520,000	2,538,850
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Michigan Trunk Line: - continued
Series A:
0% 10/1/11 (AMBAC Insured)	Aaa	$ 3,630,000	$ 2,429,632
5.5% 11/1/16	Aa3	7,000,000	7,747,600
Michigan Underground Storage Tank Fin. Assurance Auth. Rev. Series I, 6% 5/1/06 (AMBAC Insured)	Aaa	5,000,000	5,557,500
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	Aaa	2,220,000	2,633,764
Mount Clemens Cmnty. School District 0% 5/1/17 (MBIA Insured) (Pre-Refunded to 5/1/07 @ 50.5287) (e)	Aaa	5,000,000	2,142,900
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	Aaa	2,000,000	2,106,720
5.625% 11/1/30 (MBIA Insured)	Aaa	1,500,000	1,552,965
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	Aaa	2,500,000	1,611,250
0% 5/1/13 (MBIA Insured)	Aaa	1,700,000	1,035,708
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	Aaa	2,175,000	2,329,882
5.5% 5/1/11 (FGIC Insured)	Aaa	2,350,000	2,503,479
5.5% 5/1/14 (FGIC Insured)	Aaa	3,075,000	3,235,761
Plymouth-Canton Cmnty. School District 4.625% 5/1/23 (FGIC Insured)	Aaa	2,000,000	1,859,360
Port Huron Area School District (School Bldg. Site Proj.) 0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	Aa1	1,975,000	1,578,065
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	Aaa	2,140,000	2,180,767
Rockford Pub. Schools Series 1997, 6% 5/1/07 (FGIC Insured)	Aaa	1,000,000	1,124,940
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	Aaa	3,610,000	3,190,915
Royal Oak City School District (School Bldg. & Site Proj.) 0% 5/1/05 (AMBAC Insured)	Aaa	3,000,000	2,760,810
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	Aaa	2,000,000	1,985,500
5.5% 1/1/14	Aa3	4,000,000	4,139,440
Saline Area School District Series 2000 A, 5.75%, tender 5/1/13	Aaa	2,325,000	2,568,404
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
South Redford School District 6.65% 5/1/06 (FGIC Insured)	Aaa	$ 1,150,000	$ 1,305,112
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	Aaa	1,425,000	1,475,331
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	Aaa	4,900,000	4,858,889
Stockbridge Cmnty. Schools 5.625% 5/1/26	Aaa	1,400,000	1,442,350
Sturgis Pub. School District 5.625% 5/1/30	Aaa	3,000,000	3,092,700
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	Aaa	1,250,000	1,273,813
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series A, 5.75% 12/1/12	Aa2	9,000,000	9,280,440
Walled Lake Consolidated School District 5.3% 5/1/09 (MBIA Insured) (Pre-Refunded to 5/1/07 @ 100) (e)	Aaa	3,300,000	3,624,621
Warren Consolidated School District 5% 5/1/26 (FSA Insured)	Aaa	5,000,000	4,871,000
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	Aaa	1,000,000	1,100,480
5.75% 5/1/16 (FGIC Insured)	Aaa	1,000,000	1,091,420
Wayne Charter County Arpt. Rev.:
(Detroit Metro. Wayne County Arpt. Proj.):
Series A:
5% 12/1/28 (MBIA Insured) (d)	Aaa	4,400,000	4,159,980
5.25% 12/1/12 (MBIA Insured) (d)	Aaa	2,500,000	2,634,700
Series B, 6.875% 12/1/11 (MBIA Insured) (d)	Aaa	1,500,000	1,537,470
Series C, 5.25% 12/1/13 (MBIA Insured)	Aaa	2,000,000	2,086,380
Wayne County Bldg. Auth. Series 1996 A, 6.5% 6/1/06 (MBIA Insured)	Aaa	2,130,000	2,411,522
West Ottawa Pub. School District:
(School Bldg. & Site Proj.) 0% 5/1/06 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 95.9187) (e)	Aaa	4,110,000	3,654,365
0% 5/1/15 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 49.088) (e)	Aaa	10,000,000	4,550,400
5.25% 5/1/10 (FGIC Insured)	Aaa	2,875,000	3,048,334
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured) (b)	Aaa	3,485,000	3,698,561
5.375% 10/1/15 (MBIA Insured) (b)	Aaa	1,670,000	1,763,887
			523,973,224
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	Aaa	$ 2,500,000	$ 2,460,675
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	400,000	374,032
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa3	1,640,000	1,652,218
			4,486,925
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $499,226,409)	528,460,149
NET OTHER ASSETS - 1.7%	8,984,960
NET ASSETS - 100%	$ 537,445,109
Security Type Abbreviations
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.3%
Health Care	14.8
Escrowed/Pre-Refunded	14.2
Water & Sewer	14.1
Electric Utilities	7.9
Special Tax	6.7
Others* (individually less than 5%)	13.0
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $49,881,080 and $22,924,508, respectively.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $498,745,226. Net unrealized appreciation aggregated $29,714,923, of which $30,575,255 related to appreciated investment securities and $860,332 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,995,000 of which $11,039,000 and $1,956,000 will expire on December 31, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $499,226,409) - See accompanying schedule		$ 528,460,149
Cash		10,502,020
Receivable for investments sold		569,828
Receivable for fund shares sold		1,841,287
Interest receivable		6,225,027
Redemption fees receivable		9
Other receivables		17,400
Total assets		547,615,720
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,290,171
Payable for fund shares redeemed	20,554
Distributions payable	626,711
Accrued management fee	167,384
Other payables and accrued expenses	65,791
Total liabilities		10,170,611
Net Assets		$ 537,445,109
Net Assets consist of:
Paid in capital		$ 520,869,548
Undistributed net investment income		129,410
Accumulated undistributed net realized gain (loss) on investments		(12,787,589)
Net unrealized appreciation (depreciation) on investments		29,233,740
Net Assets, for 45,703,816 shares outstanding		$ 537,445,109
Net Asset Value, offering price and redemption price per share ($537,445,109 ÷ 45,703,816 shares)		$ 11.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 13,152,298
Expenses
Management fee	$ 979,297
Transfer agent fees	199,434
Accounting fees and expenses	79,550
Non-interested trustees' compensation	823
Custodian fees and expenses	4,021
Registration fees	20,679
Audit	18,512
Legal	2,621
Miscellaneous	12,764
Total expenses before reductions	1,317,701
Expense reductions	(59,293)	1,258,408
Net investment income (loss)		11,893,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		1,174,372
Change in net unrealized appreciation (depreciation) on investment securities		11,735,495
Net gain (loss)		12,909,867
Net increase (decrease) in net assets resulting from operations		$ 24,803,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,893,890	$ 23,300,272
Net realized gain (loss)	1,174,372	1,451,833
Change in net unrealized appreciation (depreciation)	11,735,495	(3,035,663)
Net increase (decrease) in net assets resulting from operations	24,803,757	21,716,442
Distributions to shareholders from net investment income	(11,828,679)	(23,239,140)
Share transactions Net proceeds from sales of shares	56,173,167	112,592,537
Reinvestment of distributions	8,041,494	15,681,311
Cost of shares redeemed	(45,280,281)	(80,141,616)
Net increase (decrease) in net assets resulting from share transactions	18,934,380	48,132,232
Redemption fees	2,078	13,905
Total increase (decrease) in net assets	31,911,536	46,623,439
Net Assets
Beginning of period	505,533,573	458,910,134
End of period (including undistributed net investment income of $129,410 and undistributed net investment income of $81,198, respectively)	$ 537,445,109	$ 505,533,573
Other Information Shares
Sold	4,825,564	9,680,685
Issued in reinvestment of distributions	689,943	1,351,320
Redeemed	(3,892,412)	(6,915,155)
Net increase (decrease)	1,623,095	4,116,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.470	$ 11.480	$ 10.870	$ 11.720	$ 11.630	$ 11.300
Income from Investment Operations
Net investment income (loss)	.269 D	.552 D, F	.570 D	.551	.557	.571
Net realized and unrealized gain (loss)	.287	(.010) F	.610	(.850)	.093	.420
Total from investment operations	.556	.542	1.180	(.299)	.650	.991
Distributions from net investment income	(.266)	(.552)	(.570)	(.551)	(.557)	(.571)
Distributions in excess of net investment income	-	-	-	-	(.003)	-
Distributions in excess of net realized gain	-	-	-	-	-	(.090)
Total distributions	(.266)	(.552)	(.570)	(.551)	(.560)	(.661)
Redemption fees added to paid in capital	- D	- D	-	-	-	-
Net asset value, end of period	$ 11.760	$ 11.470	$ 11.480	$ 10.870	$ 11.720	$ 11.630
Total ReturnB, C	4.89%	4.77%	11.19%	(2.63)%	5.71%	9.02%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.50%	.51%	.52%	.56%	.58%
Expenses net of voluntary waivers, if any	.51% A	.50%	.51%	.52%	.55%	.56%
Expenses net of all reductions	.49% A	.44%	.45%	.52%	.55%	.56%
Net investment income (loss)	4.63% A	4.76% F	5.17%	4.86%	4.77%	5.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 537,445	$ 505,534	$ 458,910	$ 425,130	$ 479,935	$ 457,932
Portfolio turnover rate	9% A	19%	18%	19%	24%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® MI Municipal Money Market	0.52%	1.39%	14.80%	31.17%
All Tax-Free Money Market Funds Average	0.48%	1.32%	14.36%	30.43%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 525 money market funds.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity MI Municipal Money Market	1.39%	2.80%	2.75%
All Tax-Free Money Market Funds Average	1.32%	2.72%	2.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Performance - continued

Yields

	7/1/02	4/1/02	12/31/01	10/1/01	7/2/01
Fidelity Michigan Municipal Money Market Fund	0.90%	1.12%	1.31%	1.89%	2.50%
All Tax-Free Money Market Funds Average	0.91%	1.04%	1.23%	1.84%	2.37%
Fidelity Michigan Municipal Money Market Fund Tax-Equivalent	1.45%	1.80%	2.10%	3.03%	4.01%
Portion of fund's income subject to state taxes	0.02%	1.53%	1.78%	1.11%	0.00%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 37.67%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Michael Marchese, Portfolio Manager of Fidelity Michigan Municipal Money Market Fund

Q. Mike, what was the investment environment like during the six months that ended June 30, 2002?

A. We witnessed a shift in the direction of Federal Reserve Board monetary policy, as the Fed responded to a strengthening U.S. economy. After spending 2001 aggressively lowering short-term interest rates to their lowest levels in 40 years, the Fed kept them unchanged during the first half of 2002. The Fed also moved to a neutral stance on rates that it has reaffirmed at subsequent meetings. Given strong economic growth in the first quarter of 2002 - gross domestic product grew at an annual rate of 6.1% - many investors anticipated that the Fed would quickly raise rates in order to temper growth and avoid inflation. However, the Fed apparently remained uncertain about how much of this growth was attributable to an increase in inventories, and whether the unemployment rate had peaked - a traditional signal that the economy is poised for sustainable growth. Additionally, corporate accounting irregularities shook investor confidence and, given the lack of any signs of impending inflation, influenced the Fed's decision to leave rates unchanged.

Q. What factors influenced the municipal money markets in general and Michigan's in particular?

A. Typically, municipal interest rates spike in April, as investors withdraw assets from municipal money market funds to pay federal and state income taxes. With the economy slowing in 2001, individual income tax bills payable in April 2002 were considerably lower than in the prior year. Since less money flowed out of the market, the spike in interest rates that normally occurs was muted. Diminished economic activity also reduced state tax collections, leading to some deterioration in the credit quality of certain state and local governments. Michigan has benefited from strong financial management and significant reserves accumulated during the mid-1990s, reflected in the state government's AAA credit rating. To date, these reserves have helped the state to weather the significant stress caused by reduced income and sales tax collections.

Q. What was your strategy with the fund?

A. The Fed's neutral stance led me to take a cautious approach. I allowed the fund's maturity to shorten, given the possibility of Fed rate hikes amid a rebounding economy. I looked for opportunities along the yield curve that offered the best relative value, while taking advantage of the periodic cash-flow technicals - factors of supply and demand that influence yields - to maximize fund performance. Additionally, because many municipal issuers were feeling the effects of 2001's weak economy, I remained heavily focused on credit quality.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on June 30, 2002, was 0.91%, compared to 1.31% six months ago. The more recent seven-day yield was the equivalent of a 1.46% taxable rate of return for Michigan investors in the 37.67% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through June 30, 2002, the fund's six-month total return was 0.52%, compared to 0.48% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Mike?

A. At this point, it is evident to me that the Fed will likely raise interest rates eventually, given that the economy appears to be responding to earlier rate cuts and that the current historically low level of rates is probably unsustainable. However, corporate accounting abuses and the fear of further such revelations have eroded investor confidence in the capital markets. Accordingly, I believe there is a good chance the Fed will not start raising rates until early in 2003. Municipal market rates could then follow suit with increases of their own. In the interim, technical issues should influence the level of municipal yields. Cash flows into our market from investors seeking the relative security provided by our funds could at times cause short-term muni rates to decline, while the significant glut of expected supply could cause rates to rise. I plan to take advantage of opportunities as these technical factors unfold.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: as high a level of current income, exempt from federal income tax and Michigan personal income tax, as is consistent with preservation of capital

Fund number: 420

Trading symbol: FMIXX

Start date: January 12, 1990

Size: as of June 30, 2002, more than $535 million

Manager: Michael Marchese, since 2001; manager, several other Fidelity municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/02	% of fund's investments 12/31/01	% of fund's investments 6/30/01
0 - 30	89.2	86.3	82.5
31 - 90	2.5	2.0	6.7
91 - 180	5.0	8.1	5.8
181 - 397	3.3	3.6	5.0
Weighted Average Maturity
	6/30/02	12/31/01	6/30/01
Fidelity Michigan Municipal Money Market Fund	23 Days	26 Days	31 Days
All Tax-Free Money Market Funds Average *	42 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Variable Rate Demand Notes (VRDNs) 80.9%	Variable Rate Demand Notes (VRDNs) 79.3%
Commercial Paper (including CP Mode) 7.1%	Commercial Paper (including CP Mode) 6.4%
Tender Bonds 2.1%	Tender Bonds 3.4%
Municipal Notes 2.6%	Municipal Notes 2.0%
Other Investments 5.6%	Other Investments 7.6%
Net Other Assets 1.7%	Net Other Assets 1.3%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value (Note 1)
Michigan - 97.5%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.33%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 5,560,000	$ 5,560,000
Dearborn School District Bonds 3.25% 5/1/03	2,480,000	2,509,510
Delta County Econ. Dev. Corp. Envir. Impt. Rev.:
Bonds (Mead Escabana Paper Co. Proj.) Series 1985 A:
1.5% tender 7/12/02, LOC JPMorgan Chase Bank, CP mode	5,700,000	5,700,000
1.6% tender 7/11/02, LOC JPMorgan Chase Bank, CP mode	1,500,000	1,500,000
(Dates-Mead Escanaba Paper Proj.) Series E, 1.85%, LOC Bank of Nova Scotia, VRDN (a)	2,200,000	2,200,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 1.42% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,500,000	2,500,000
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (a)	5,200,000	5,200,000
Participating VRDN:
Series 2002 G, 1.31% (Liquidity Facility Bank of America NA) (a)(f)	4,260,000	4,260,000
Series Merlots 00 I, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,300,000	4,300,000
Series Merlots 01 A103, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(f)	10,035,000	10,035,000
Series Merlots 01 A112, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,190,000	5,190,000
Series ROC II R116, 1.33% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	5,965,000	5,965,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(f)	4,500,000	4,500,000
Series SG 64, 1.3% (Liquidity Facility Societe Generale) (a)(f)	3,500,000	3,500,000
Series SGB 6, 1.33% (Liquidity Facility Societe Generale) (a)(f)	7,570,000	7,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.33% (Liquidity Facility Citibank NA, New York) (a)(f)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 1.29% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Eaton Rapids Pub. Schools BAN 3.25% 8/21/02	2,400,000	2,400,976
Genesee County Economic Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Georgetown Charter Township Indl. Dev. Rev. (J&F Steel Corp. Proj.) Series 1989, 1.35%, LOC Societe Generale, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Hartland Consolidated School District Participating VRDN Series BS 01 127 Class A, 1.29% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	6,655,000	6,655,000
Howell Pub. Schools Participating VRDN Series MSDW 01 630, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	4,245,000	4,245,000
Jackson Pub. Schools TAN Series A, 2.2% 8/22/02, LOC Comerica Bank, Detroit	1,500,000	1,501,478
Lake Orion Cmnty. School District Participating VRDN Series II R127, 1.33% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	2,540,000	2,540,000
Macomb County Cmnty. College District Bonds 3% 5/1/03	4,000,000	4,041,470
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series I, 5.25% 10/15/02	2,115,000	2,136,960
Series I, 6% 10/1/02 (AMBAC Insured)	2,900,000	2,930,703
Participating VRDN:
Series EGL 01 2202, 1.33% (Liquidity Facility Citibank NA, New York) (a)(f)	3,000,000	3,000,000
Series MSDW 00 481X, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	9,670,000	9,670,000
Series PA 889R, 1.3%, LOC Merrill Lynch & Co., Inc. (a)(f)	7,795,000	7,795,000
1.4% 7/18/02, LOC Bank of New York NA, CP	5,300,000	5,300,000
1.65% 7/18/02, LOC Bank of New York NA, CP	14,700,000	14,699,998
Michigan Gen. Oblig.:
Bonds Series 2001 C, 2.1% tender 10/2/02, CP mode	6,000,000	6,000,000
Participating VRDN:
Series Putters 125, 1.31% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	5,300,000	5,300,000
Series ROC II R78, 1.33% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)(f)	7,325,000	7,325,000
Michigan Higher Ed. Student Ln. Auth. Rev. 1.33% (AMBAC Insured), VRDN (a)(d)	5,100,000	5,100,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series 1997 X, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,700,000	3,700,000
(Health Equip. Ln. Prog.) Series B, 1.48%, LOC Standard Fed. Bank, VRDN (a)	4,000,000	4,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.33%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	3,705,000	3,705,000
Series 2002 B, 1.48%, LOC Standard Fed. Bank, VRDN (a)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Hunt Club Apts. Proj.) 1.4%, LOC Comerica Bank, Detroit, VRDN (a)	$ 6,000,000	$ 6,000,000
(Lexington Place Apts. Proj.) Series 1999 A, 1.33%, LOC Bank of America NA, VRDN (a)(d)	7,520,000	7,520,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN:
Series PA 635R, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,490,000	2,490,000
Series PT 01 556, 1.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	3,630,000	3,630,000
Series 2002 A, 1.35% (MBIA Insured), VRDN (a)(d)	8,000,000	8,000,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Clean Wtr. Revolving Fund Prog.) 5% 10/1/02	3,000,000	3,025,963
(Local Govt. Ln. Prog.) Series G, 7% 11/1/02 (AMBAC Insured)	1,465,000	1,491,010
Participating VRDN:
Series EGL 00 2201, 1.33% (Liquidity Facility Citibank NA, New York) (a)(f)	9,500,000	9,500,000
Series PA 757, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,500,000	3,500,000
Series PA 942R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,200,000	5,200,000
RAN:
3% 7/2/03, LOC JPMorgan Chase Bank (h)	5,000,000	5,068,850
3.5% 8/22/02, LOC JPMorgan Chase Bank	5,400,000	5,413,591
Michigan State Univ. Revs. Bonds Series A, 5.5% 8/15/22 (Pre-Refunded to 8/15/02 @ 100) (e)	3,900,000	3,917,224
Michigan Strategic Fund Indl. Dev. Rev.:
(Althaus Family Investors II Proj.) Series 1997, 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,100,000	2,100,000
(C-Tec, Inc. Proj.) 1.35%, LOC Suntrust Bank, VRDN (a)(d)	1,500,000	1,500,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MSDW 00 382, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	2,000,000	2,000,000
(B&C Leasing Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	1,250,000	1,250,000
(BC&C Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 1.55%, LOC Bank One NA, VRDN (a)(d)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Bosal Ind. Proj.) Series 1998, 1.35%, LOC Bank of New York NA, VRDN (a)(d)	$ 7,500,000	$ 7,500,000
(CJS Properties LLC Proj.) 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,100,000	2,100,000
(Conti Properties LLC Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,140,000	3,140,000
(Creative Foam Corp. Proj.) 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	1,400,000	1,400,000
(Cyberplast Inds. Ltd. Proj.) 1.4%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(d)	3,405,000	3,405,000
(Dawnbreakers LLC Proj.) Series 1998, 1.5%, LOC Bank One NA, Michigan, VRDN (a)(d)	4,370,000	4,370,000
(Doss Ind. Dev. Co. Proj.) 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,900,000	2,900,000
(Dow Chemical Co. Proj.) Series 1992, 2.1%, VRDN (a)(d)	1,800,000	1,800,000
(Envir. Quality Co. Proj.) Series 1995, 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	300,000	300,000
(Fintex LLC Proj.) Series 2000, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,000,000	4,000,000
(Future Fence Co. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,600,000	2,600,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (a)(d)	2,540,000	2,540,000
(Ideal Steel & Bldg.Supply Proj.) 1.4%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,500,000	2,500,000
(John H. Dekker & Sons Proj.) Series 1998, 1.45%, LOC Standard Fed. Bank, VRDN (a)(d)	1,285,000	1,285,000
(K&M Engineering, Inc. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,000,000	2,000,000
(Majestic Ind., Inc. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,890,000	2,890,000
(Mans Proj.) Series 1998, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,890,000	2,890,000
(Mid-American Products, Inc. Proj.) Series 1998 1.5%, LOC Standard Fed. Bank, VRDN (a)(d)	2,775,000	2,775,000
(Muskegen Cast Products Proj.) 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	3,000,000	3,000,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,470,000	2,470,000
(Prime Acquisition LLC Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,290,000	4,290,000
(Republic Svcs., Inc. Proj.) 1.4%, LOC Bank of America NA, VRDN (a)(d)	11,485,000	11,485,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Rochester Gear, Inc. Proj.) Series 1995, 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	$ 3,950,000	$ 3,950,000
(S&S LLC Proj.) Series 2000, 1.63%, LOC Standard Fed. Bank, VRDN (a)(d)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	700,000	700,000
(Temperance Enterprise Proj.) Series 1996, 1.5%, LOC Nat'l. City Bank, VRDN (a)(d)	2,960,000	2,960,000
(Templeton Properties LLC Proj.) Series 2000, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,000,000	2,000,000
(The Monarch Press, Inc. Proj.) Series 2000, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,500,000	2,500,000
(The Spiratex Co. Proj.) Series 1994, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	1,600,000	1,600,000
(Trilan LLC Proj.) 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	4,000,000	4,000,000
(True Industries-Roseville Proj.) Series 2000, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,800,000	2,800,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	1,200,000	1,200,000
(Vent-Rite Valve Corp. Proj.) 1.35%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,320,000	1,320,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,550,000	3,550,000
(Wayland Enterprises Proj.) Series 1999, 1.55%, LOC Bank One NA, Michigan, VRDN (a)(d)	3,000,000	3,000,000
(Whitehall Products LLC Proj.) Series 2000, 1.35%, LOC Lasalle Bank NA, VRDN (a)(d)	3,105,000	3,105,000
(Windcrest Properties LLC Proj.) 1.4%, LOC Bank One NA, Michigan, VRDN (a)(d)	4,900,000	4,900,000
(YMCA Metro. Detroit Proj.) Series 2001, 1.33%, LOC Bank One NA, Michigan, VRDN (a)	10,500,000	10,500,000
Series 1999, 1.5%, LOC Standard Fed. Bank, VRDN (a)(d)	1,990,000	1,990,000
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) 1.85% tender 7/9/02, CP mode (d)	5,000,000	5,000,000
(Consumers Pwr. Co. Proj.) Series 1988 A, 1.85% (AMBAC Insured), VRDN (a)	6,200,000	6,200,000
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.75%, VRDN (a)	2,600,000	2,600,000
1.85%, VRDN (a)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.4%, LOC Bank One NA, Michigan, VRDN (a)(d)	$ 1,800,000	$ 1,800,000
Michigan Trunk Line Bonds Series 1992 A, 5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (e)	5,300,000	5,348,117
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 2.3%, VRDN (a)(d)	12,600,000	12,600,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.4%, LOC Bank One NA, Michigan, VRDN (a)(d)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MSDW 01 589, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MSDW 00 282, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	8,895,000	8,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.33%, LOC Bank One NA, Michigan, VRDN (a)	12,865,000	12,865,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,500,000	3,500,000
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series 1995 A, 1.8%, VRDN (a)	9,730,000	9,730,000
Walled Lake Consolidated School District Participating VRDN Series MSDW 00 486, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	6,120,000	6,120,000
Waverly Cmnty. School District Participating VRDN Series PA 761R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	5,395,000	5,395,000
Wayne Charter County Arpt. Rev. Series 1996 A, 1.35%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	3,600,000	3,600,000
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MSDW 98 56, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	7,465,000	7,465,000
Series MSDW 98 67, 1.31% (Liquidity Facility Morgan Stanley) (a)(f)	11,895,000	11,895,000
Western Townships Utils. Auth. Swr. Disp. Sys. Bonds Series Merlots A96, 1.75%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	5,700,000	5,700,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 1.33%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,220,000	4,220,000
		521,805,850
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.8%
Fidelity Municipal Cash Central Fund, 1.68% (b)(c)	4,336,600	$ 4,336,600
TOTAL INVESTMENT PORTFOLIO - 98.3%		526,142,450
NET OTHER ASSETS - 1.7%		9,286,138
NET ASSETS - 100%		$ 535,428,588
Total Cost for Income Tax Purposes $ 526,142,450
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Waverly Cmnty. School District Participating VRDN Series PA 761R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.)	5/14/02	$ 5,395,000
Western Townships Utils. Auth. Swr. Disp. Sys. Bonds Series Merlots A96, 1.75%, tender 2/26/03 (Liquidity Facility Wachovia Bank NA)	11/2/01	$ 5,700,000
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,095,000 or 2.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 526,142,450
Cash		66,261
Receivable for investments sold		9,711,672
Receivable for fund shares sold		4,747,255
Interest receivable		1,924,150
Other receivables		19,672
Total assets		542,611,460
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,068,850
Payable for fund shares redeemed	1,856,660
Distributions payable	8,085
Accrued management fee	167,871
Other payables and accrued expenses	81,406
Total liabilities		7,182,872
Net Assets		$ 535,428,588
Net Assets consist of:
Paid in capital		$ 535,434,635
Accumulated net realized gain (loss) on investments		(6,047)
Net Assets, for 535,229,820 shares outstanding		$ 535,428,588
Net Asset Value, offering price and redemption price per share ($535,428,588 ÷ 535,229,820 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 4,144,624
Expenses
Management fee	$ 1,013,642
Transfer agent fees	377,589
Accounting fees and expenses	46,723
Non-interested trustees' compensation	897
Custodian fees and expenses	4,292
Registration fees	25,186
Audit	10,070
Legal	8,266
Miscellaneous	299
Total expenses before reductions	1,486,964
Expense reductions	(114,066)	1,372,898
Net investment income		2,771,726
Net Realized Gain (Loss) on Investment securities		(6,047)
Net increase in net assets resulting from operations		$ 2,765,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,771,726	$ 11,980,136
Net realized gain (loss)	(6,047)	237,720
Net increase (decrease) in net assets resulting from operations	2,765,679	12,217,856
Distributions to shareholders from net investment income	(2,771,726)	(11,980,136)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	537,927,522	1,116,312,165
Reinvestment of distributions	2,700,132	11,661,229
Cost of shares redeemed	(547,210,037)	(1,093,416,730)
Net increase (decrease) in net assets and shares resulting from share transactions	(6,582,383)	34,556,664
Total increase (decrease) in net assets	(6,588,430)	34,794,384
Net Assets
Beginning of period	542,017,018	507,222,634
End of period	$ 535,428,588	$ 542,017,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.023	.036	.028	.030	.031
Distributions from net investment income	(.005)	(.023)	(.036)	(.028)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.52%	2.35%	3.69%	2.82%	3.00%	3.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.56% A	.56%	.57%	.58%	.60%	.61%
Expenses net of voluntary waivers, if any	.56% A	.56%	.57%	.58%	.60%	.61%
Expenses net of all reductions	.52% A	.52%	.57%	.58%	.59%	.61%
Net investment income	1.04% A	2.32%	3.63%	2.80%	2.97%	3.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,429	$ 542,017	$ 507,223	$ 444,679	$ 357,354	$ 287,940

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Michigan. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences for the money market fund for the period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, Inc. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fidelity Michigan Municipal Money Market	.08% .14%	|

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market	$97,682

5. Expense Reductions.

Through arrangements with certain fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Michigan Municipal Income	$ 4,021	$ 55,272
Fidelity Michigan Municipal Money Market	4,292	109,774

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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Los Angeles, CA

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Colorado

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Boston, MA

25 State Street
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300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MIR-SANN-0802 157770
1.705626.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Ohio Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® OH Municipal Income	4.73%	6.89%	33.16%	84.25%
LB Ohio 4 Plus Year Enhanced Municipal Bond	5.18%	7.45%	35.34%	n/a*
Ohio Municipal Debt Funds Average	3.99%	5.76%	27.40%	76.72%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Ohio 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan OH Municipal Income	6.89%	5.89%	6.30%
LB Ohio 4 Plus Year Enhanced Municipal Bond	7.45%	6.24%	n/a*
Ohio Municipal Debt Funds Average	5.76%	4.95%	5.85%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Ohio Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Ohio Municipal Income Fund on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $18,425 - an 84.25% increase on the initial investment. For comparison, look at how the Lehman Brothers® Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,106 - a 91.06% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.30%	4.73%	5.42%	4.48%	4.69%	5.08%
Capital returns	2.43%	0.00%	6.26%	-7.31%	1.10%	3.66%
Total returns	4.73%	4.73%	11.68%	-2.83%	5.79%	8.74%

Total Return Components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.27¢	26.07¢	53.14¢
Annualized dividend rate	4.41%	4.50%	4.54%
30-day annualized yield	3.83%	-	-
30-day annualized tax-equivalent yield	6.33%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.79 over the past one month, $11.69 over the past six months and $11.71 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.88% combined effective federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Ohio Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

With equity markets on the decline and the corporate bond market suffering from defaults and credit rating downgrades, institutional and retail investors found relief in tax-exempt municipal bonds during the six-month period ending June 30, 2002. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.67%. That outpaced the return of the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which was up 3.79%. The sustained demand for munis throughout the first half of 2002 helped offset more than $160 billion in new municipal bond issuance, an all-time high for the first half of a calendar year, according to Thomson Financial. The previous high of $147 billion was set in 1993 and 1998. The record-setting volume was attributed to a number of factors. Among them, many issuers took advantage of low interest rates to restructure debt. Additionally, most states around the country increased their muni issuance to make up for budget shortfalls created by decreases in income tax and capital gains revenue. New York's Metropolitan Transportation Authority was the largest issuer of muni debt for the six-month period, with approximately $6.5 billion in volume.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with George Fischer (left), who managed Spartan Ohio Municipal Income Fund during most of the period covered by this report, with additional comments from Doug McGinley (right), who became manager of the fund on June 1, 2002.

Q. How did the fund perform, George?

G.F. For the six months ending June 30, 2002, the fund returned 4.73%, while the Ohio municipal debt funds average returned 3.99%, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index returned 5.18%. For the 12 months ending June 30, 2002, the fund returned 6.89%, the Lipper average returned 5.76% and the Lehman Brothers index gained 7.45%.

Q. What factors drove the fund's performance?

G.F. Municipal bonds enjoyed a relatively strong first quarter of 2002 and posted respectable gains in the second quarter, benefiting from strong demand amid a bear market in stocks. Demand also was fueled by the Federal Reserve Board's decision to hold interest rates steady, cooling worries that rates would spike as the economy recovered. As demand surged, the supply of Ohio munis dropped by about 35% from the same six-month period a year ago, providing additional fuel to Ohio muni prices. Throughout the period, however, the Ohio municipal market was quite volatile due to changing expectations about the economy and interest rates. That volatility helps explain why the fund outpaced its peers during the period, as I managed the fund so that its interest rate sensitivity was in line with the Ohio muni market overall.

Semiannual Report

Spartan Ohio Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. Why did this approach work?

G.F. Having too much or too little interest rate sensitivity at the wrong time can jeopardize returns even in the most stable market environment, but heightened market volatility only enhances the chances of being in the wrong place at the wrong time. Instead of positioning the fund based on my view of where interest rates were headed, I emphasized factors over which I have more control, such as security selection.

Q. Which specific bonds performed well? Were there any disappointments?

G.F. A number of the fund's health care holdings performed well. Hospital bonds were particularly strong, thanks to improving financial trends in the health care industry overall. As for disappointments, maintaining only a very small stake in high-yielding, below-investment-grade bonds worked a bit against us at times during the period. These bonds periodically outpaced better-quality issues because their high levels of income helped cushion them against fears of rising interest rates. However, I chose to generally avoid below-investment-grade bonds because I didn't feel the additional yield they carried was enough to compensate for their added credit risk, especially amid the prevailing economic conditions.

Q. Which sectors did you emphasize?

G.F. Among general obligation bonds - which are backed by taxes - I tended to favor those issued by local entities such as cities and counties, rather than bonds issued by the state. The state is confronted with rising expenditures, particularly with increased safety and health care costs, and its revenues - primarily income and corporate taxes - have fallen in response to the anemic economy. While local entities faced their own fiscal challenges, they generally weren't as difficult as they were at the state level. The fund maintained a relatively large stake relative to the Ohio muni market as a whole in bonds issued by colleges and universities, which enjoyed the benefits of a growing college-aged population.

Q. Turning to you, Doug, what's ahead for the Ohio muni market and the fund?

D.M. In addition to the direction of interest rates, the Ohio muni market will continue to be affected by supply and demand trends. As George mentioned earlier, the supply of Ohio munis has been rather scarce this year; whether that remains the case for the second half of 2002 remains to be seen. Meanwhile, demand will likely be a reflection of the stock market's strength. If there's a persistent lack of confidence in equities, municipals may benefit. As for the fund, I plan to continue to maintain a bias toward research-driven strategies and will pursue many of the same strategies regarding management of interest rate sensitivity and credit quality that George used.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current tax-free income for Ohio residents by normally investing in investment-grade municipal securities whose interest is free from federal income tax and Ohio personal income tax

Fund number: 088

Trading symbol: FOHTX

Start date: November 15, 1985

Size: as of June 30, 2002, more than $418 million

Manager: Doug McGinley, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on the Ohio economy:

"Ohio's economy seemingly is weakening again after starting 2002 on a hopeful note. Although manufacturing - one of the main drivers of the state's economic growth - stabilized, other industries such as retail and construction continued to experience job losses. Furthermore, industries that typically could pick up some slack - including finance and business services - remained relatively weak. Widespread layoffs in manufacturing and layoffs at large corporate headquarters have put a cap on personal income growth. A weak stock market and a lackluster housing market have added further pressure on wealth gains. Ohio's rate of growth in residential real estate prices has trailed the nation for several years now, largely because of weak demographic trends. Ohio residents haven't had the luxury of major home equity increases, which curtailed their ability to take advantage of mortgage refinancing to boost their personal balance sheets. For that reason, many observers believe that Ohio's recovery will take longer than the national recovery."

Semiannual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	52.6	50.3
Education	9.8	9.0
Water & Sewer	8.9	8.4
Health Care	6.6	6.6
Electric Utilities	6.2	5.7
Average Years to Maturity as of June 30, 2002
		6 months ago
Years	14.1	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2002
6 months ago
Years	7.1	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of June 30, 2002 As of December 31, 2001

Aaa 53.5%	Aaa 58.4%
Aa, A 41.4%	Aa, A 36.5%
Baa 3.4%	Baa 3.2%
Ba and Below 0.1%	Ba and Below 0.2%
Not Rated 1.6%	Not Rated 1.7%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Ohio Municipal Income Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - 97.6%
Adams County Valley Local School District:
(Adams & Highland County Proj.) 6.65% 12/1/05 (MBIA Insured)	Aaa	$ 1,000,000	$ 1,132,750
6.65% 12/1/03 (MBIA Insured)	Aaa	1,000,000	1,068,710
Akron Gen. Oblig.:
(Parking Facilities Proj.) 8.75% 11/1/03	A1	160,000	174,563
Series 1997, 6% 12/1/12 (MBIA Insured)	Aaa	1,250,000	1,457,250
5.5% 12/1/21	A1	2,000,000	2,077,840
Akron Wtrwks. Rev. 4.875% 3/1/12 (MBIA Insured)	Aaa	2,000,000	2,069,420
Alliance Wtrwks. Rev. 0% 10/15/06 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	765,000	667,455
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	Aaa	2,205,000	2,282,418
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	Aaa	1,425,000	1,609,552
5.75% 6/1/14 (FGIC Insured)	Aaa	1,190,000	1,319,246
5.75% 6/1/16 (FGIC Insured)	Aaa	1,250,000	1,378,663
Buckeye Local School District Jefferson County:
0% 12/1/06 (AMBAC Insured)	Aaa	375,000	325,388
0% 12/1/07 (AMBAC Insured)	Aaa	760,000	628,953
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	Aaa	2,500,000	3,047,825
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	Aaa	2,250,000	2,537,843
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	Aa1	5,000,000	5,368,900
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (d)	A	4,000,000	4,015,520
Cincinnati Wtr. Sys. Rev.:
Series 2001, 5.5% 12/1/17 (b)	Aa2	2,000,000	2,136,840
5.5% 12/1/09	Aa2	2,200,000	2,454,826
Cleveland Arpt. Sys. Rev. Series A:
5.5% 1/1/08 (FSA Insured) (d)	Aaa	1,500,000	1,627,380
6% 1/1/10 (FGIC Insured) (d)	Aaa	2,620,000	2,781,366
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	Aaa	1,355,000	1,420,975
5.5% 9/1/16 (AMBAC Insured)	Aaa	2,000,000	2,110,440
Cleveland Pub. Pwr. Sys. Rev.:
(First Mtg. Prog.):
Series A:
0% 11/15/08 (MBIA Insured)	Aaa	5,480,000	4,286,511
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev.: - continued
0% 11/15/10 (MBIA Insured)	Aaa	$ 2,685,000	$ 1,882,131
0% 11/15/11 (MBIA Insured)	Aaa	2,685,000	1,785,981
Sub Series 1, 5.125% 11/15/18 (MBIA Insured)	Aaa	2,000,000	2,043,680
5.25% 11/15/14 (MBIA Insured)	Aaa	1,000,000	1,061,040
Cleveland Wtrwks. Rev. (First Mtg. Prog.) Series H, 5.75% 1/1/16 (MBIA Insured)	Aaa	45,000	47,932
Columbus Gen. Oblig.:
(Various Purp. Proj.) Series 1, 6% 5/15/10 (Pre-Refunded to 5/15/04 @ 102) (e)	Aaa	1,000,000	1,093,730
Series 1, 5.25% 9/15/11	Aaa	2,000,000	2,091,640
Series 1999 2, 5.5% 6/15/12	Aaa	4,000,000	4,420,640
Series D, 5.25% 9/15/11	Aaa	2,000,000	2,091,640
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/08 (MBIA Insured)	Aaa	4,000,000	3,143,560
0% 10/1/09 (MBIA Insured)	Aaa	4,200,000	3,129,294
0% 10/1/11 (MBIA Insured)	Aaa	2,400,000	1,604,904
0% 10/1/12 (MBIA Insured)	Aaa	1,505,000	954,983
0% 10/1/13 (MBIA Insured)	Aaa	1,500,000	897,615
5.75% 12/1/11	Aa1	4,350,000	4,890,183
5.75% 12/1/12	Aa1	1,950,000	2,177,370
5.75% 12/1/13	Aa1	2,210,000	2,454,382
5.75% 12/1/14	Aa1	1,460,000	1,614,891
Delaware City School District:
0% 12/1/09 (FGIC Insured)	Aaa	1,000,000	740,060
5.5% 12/1/08 (FGIC Insured)	Aaa	1,400,000	1,523,382
Delaware County Gen. Oblig.:
6% 12/1/25	Aa2	1,000,000	1,081,880
6.25% 12/1/20	Aa2	1,250,000	1,392,013
Dublin City School District:
0% 12/1/04 (AMBAC Insured)	Aaa	1,930,000	1,827,324
5% 12/1/11	Aa3	1,705,000	1,836,814
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	Aa1	2,000,000	2,241,260
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	2,200,000	2,343,616
Fairfield City School District:
(School Impt. Proj.) 5.25% 12/1/14 (FGIC Insured)	Aaa	2,430,000	2,611,788
7.45% 12/1/14 (FGIC Insured)	Aaa	1,000,000	1,264,640
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Gen. Oblig.:
5.375% 12/1/20	Aaa	$ 2,000,000	$ 2,073,420
5.5% 12/1/15	Aaa	1,225,000	1,294,592
5.5% 12/1/16	Aaa	1,290,000	1,356,371
Franklin County Gen. Oblig. Rev. (Online Computer Library Ctr., Inc. Proj.) 6% 4/15/13	-	3,500,000	3,526,775
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	Aa3	1,000,000	1,029,880
5.5% 5/1/13 (AMBAC Insured)	Aaa	1,130,000	1,239,384
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	Aaa	3,000,000	3,158,250
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (d)	-	3,000,000	3,102,330
Greene County Gen. Oblig. Rev. (Fairview Extended Proj.) Series B, 4.5% 1/1/11 (MBIA Insured)	Aaa	1,960,000	1,961,333
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	Aaa	775,000	573,547
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	Aaa	2,500,000	2,805,600
Hamilton County Gen. Oblig.:
5.25% 12/1/16	Aa2	1,900,000	1,969,711
5.25% 12/1/17	Aa2	2,005,000	2,071,807
Hamilton County Health Sys. Rev. (Providence Hosp./Franciscan Sisters Poor Health Sys. Proj.) 6.875% 7/1/15 (Pre-Refunded to 7/1/02 @ 102) (e)	Baa2	5,000,000	5,100,000
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	Aaa	4,700,000	4,725,662
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	Aaa	6,000,000	6,379,140
Hamilton Elec. Sys. Mtg. Rev. Series A:
6% 10/15/09 (FGIC Insured)	Aaa	2,920,000	3,010,754
6% 10/15/12 (FGIC Insured)	Aaa	2,000,000	2,062,160
Hilliard School District:
Series A, 6% 12/1/05 (FGIC Insured)	Aaa	1,415,000	1,575,447
0% 12/1/11 (FGIC Insured)	Aaa	3,720,000	2,469,671
5.75% 12/1/28 (FGIC Insured)	Aaa	3,005,000	3,199,724
Indian Hill Exempt Village School District Hamilton County:
5.25% 12/1/13	Aa1	2,115,000	2,290,291
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County: - continued
5.25% 12/1/14	Aa1	$ 1,275,000	$ 1,367,310
Kings Local School District 6.1% 12/1/25	AA-	6,800,000	7,388,472
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	Aaa	2,780,000	2,945,549
Lakewood Gen. Oblig.:
Series A, 6.6% 12/1/11	Aa3	1,630,000	1,944,835
6.6% 12/1/08	Aa3	1,525,000	1,775,283
Lakota Local School District:
0% 12/1/03	Aa3	260,000	252,941
0% 12/1/04	Aa3	730,000	690,346
0% 12/1/05	Aa3	690,000	624,195
0% 12/1/06	Aa3	650,000	563,511
0% 12/1/07	Aa3	610,000	504,281
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	Aaa	2,400,000	2,490,144
Lima Swr. Sys. Rev. Impt. 6.3% 12/1/12 (AMBAC Insured)	Aaa	2,500,000	2,593,325
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (d)	BB-	600,000	606,888
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	Aaa	5,000,000	5,087,350
5.625% 11/15/12 (AMBAC Insured)	Aaa	2,000,000	2,201,780
5.625% 11/15/13 (AMBAC Insured)	Aaa	1,200,000	1,310,664
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.):
5.8% 5/15/03	BBB+	1,825,000	1,871,319
6.1% 5/15/06	BBB+	1,000,000	1,067,470
Medina City School District 5.25% 12/1/28 (FGIC Insured)	Aaa	11,175,000	11,242,274
Mentor Exempted Village School District 0% 12/1/03 (MBIA Insured)	Aaa	840,000	817,194
Montgomery County Gen. Oblig. 5.5% 12/1/25	Aa2	2,235,000	2,301,625
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	Aa3	2,000,000	2,110,760
6% 12/1/26	Aa3	3,000,000	3,137,790
Montgomery County Solid Waste Rev. 6% 11/1/05 (MBIA Insured)	Aaa	1,940,000	2,154,777
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Newark Gen. Oblig. (Wtr. Sys. Impt. Proj.) 0% 12/1/07 (AMBAC Insured)	Aaa	$ 455,000	$ 376,544
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. 6.25% 11/15/04 (AMBAC Insured)	Aaa	1,000,000	1,098,220
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	Aaa	3,000,000	3,112,920
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	A3	4,000,000	4,042,480
(Pennsylvania Pwr. Co. Proj.) 3.85%, tender 7/1/03 (b)(c)	Baa2	3,000,000	3,002,310
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	Aa2	2,155,000	2,337,722
Series A:
4.75% 10/1/17	Aa2	1,000,000	1,001,720
4.875% 10/1/10	Aa2	1,000,000	1,046,180
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	Aa2	3,325,000	3,658,797
Series 2001 A, 5.5% 10/1/09 (FSA Insured)	Aaa	10,550,000	11,797,327
Series A:
5.25% 10/1/17	Aa2	1,000,000	1,043,560
5.5% 10/1/12 (FSA Insured)	Aaa	1,000,000	1,112,020
5.75% 4/1/11	Aa2	2,865,000	3,215,418
(Juvenile Correctional Bldg. Fund Prog.) 5.5% 4/1/12	Aa2	2,960,000	3,264,910
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	Aa2	2,940,000	3,155,943
(W. Green Bldg. Proj.) Series A, 4.75% 4/1/14	A2	4,620,000	4,628,408
Ohio Cap. Corp. for Hsg. Multi-family Rev. Series A, 7.5% 1/1/24	AAA	330,000	332,600
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	Aa1	2,290,000	1,717,752
0% 8/1/10	Aa1	2,000,000	1,419,200
0% 8/1/14	Aa1	1,375,000	781,908
6.65% 8/1/05	Aa1	3,000,000	3,359,910
(Common Schools Proj.) Series A, 5.5% 9/15/16	Aa1	11,060,000	11,934,062
(Higher Ed. Proj.) 5.375% 8/1/16	Aa1	2,930,000	3,128,625
(Infrastructure Impt. Proj.) 6.65% 9/1/09	Aa1	1,000,000	1,148,600
(Mental Health Cap. Facilities Proj.) Series 2001 B, 5% 6/1/09	Aa2	1,925,000	2,076,344
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Parks & Recreation Cap. Facilities Proj.) Series 2001 IIA, 5.5% 12/1/13	Aa2	$ 2,020,000	$ 2,210,850
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	Aa2	2,250,000	2,730,578
Series C, 5.125% 10/1/17	Aa2	2,985,000	3,069,267
6% 10/1/14	Aa2	1,500,000	1,741,905
6% 10/1/22 (Pre-Refunded to 10/1/02 @ 102) (e)	Aa2	650,000	670,456
6.125% 10/1/15	Aa2	2,000,000	2,349,680
6.25% 10/1/16	Aa2	2,500,000	2,976,450
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series A, 6% 7/1/06	Aa2	1,375,000	1,536,329
(Denison Univ. Proj.):
5.3% 11/1/21	A1	3,775,000	3,832,984
5.5% 11/1/14	A1	1,000,000	1,098,440
(Oberlin College Proj.) 5% 10/1/29	AA	2,000,000	1,922,500
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (d)	AAA	2,035,000	2,063,978
Series C, 4.9% 9/1/26 (d)	Aaa	890,000	897,138
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	Aa2	3,100,000	3,774,622
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	Aa2	2,200,000	2,374,086
Ohio Tpk. Commission Tpk. Rev.:
Series A:
5.5% 2/15/21 (FGIC Insured)	Aaa	5,000,000	5,421,100
6% 2/15/06 (FSA Insured)	Aaa	1,000,000	1,107,490
5.5% 2/15/26	Aa3	3,700,000	3,802,490
Ohio Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	Aa2	4,000,000	3,938,000
Series A, 5.8% 12/1/29	Aa2	3,300,000	3,472,029
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Wtr. Cont. Ln. Fund Prog.):
State Match Series, 6.5% 12/1/05 (MBIA Insured)	Aaa	2,385,000	2,689,994
Wtr. Quality Series 5.625% 6/1/06 (MBIA Insured)	Aaa	1,035,000	1,124,196
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	Aaa	$ 4,040,000	$ 4,250,807
(Fresh Wtr. Proj.) Series B, 5.5% 6/1/16 (FSA Insured)	Aaa	1,560,000	1,733,394
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,685,000	1,918,187
5.5% 12/1/18 (AMBAC Insured)	Aaa	2,500,000	2,573,050
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (d)	A1	6,350,000	6,570,663
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5.25% 6/1/10	Aaa	3,090,000	3,385,280
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	Aaa	1,445,000	1,260,502
Pickerington Local School District:
5.25% 12/1/20 (FGIC Insured)	Aaa	5,000,000	5,135,600
5.8% 12/1/09 (FGIC Insured)	Aaa	1,000,000	1,140,010
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	5,500,000	6,240,025
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) 6.5% 11/15/03 (MBIA Insured)	Aaa	1,080,000	1,148,796
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	A-	1,500,000	1,568,055
6.375% 11/15/30	A-	1,000,000	1,041,300
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	Baa1	3,000,000	3,031,500
South-Western City School District Franklin & Pickway County Series A, 6.2% 12/1/06 (AMBAC Insured)	Aaa	1,000,000	1,036,930
Springboro Cmnty. City School District 0% 12/1/06 (AMBAC Insured)	Aaa	915,000	793,946
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured) (Pre-Refunded to 12/1/10 @ 101) (e)	Aaa	1,500,000	1,744,200
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	Aaa	3,415,000	3,498,736
Toledo Gen. Oblig.:
5.5% 12/1/08 (FGIC Insured)	Aaa	1,000,000	1,117,850
5.5% 12/1/09 (FGIC Insured)	Aaa	1,000,000	1,107,340
6.1% 12/1/14 (AMBAC Insured)	Aaa	1,750,000	1,926,838
7.625% 12/1/04 (AMBAC Insured)	Aaa	1,000,000	1,127,190
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	Aaa	$ 1,045,000	$ 1,160,985
5.5% 6/1/12 (MBIA Insured)	Aaa	1,315,000	1,451,037
5.5% 6/1/15 (MBIA Insured)	Aaa	1,000,000	1,081,190
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	Aa2	1,455,000	1,512,516
6.1% 12/1/12	Aa2	500,000	569,745
6.65% 12/1/11	Aa2	500,000	576,320
Westerville City School District:
Series 2001, 5.5% 12/1/13 (MBIA Insured)	Aaa	1,250,000	1,373,025
5.5% 12/1/14 (MBIA Insured)	Aaa	1,430,000	1,558,500
Westlake City School District Series A, 6.15% 12/1/05	Aa2	1,060,000	1,185,356
			408,671,854
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	1,000,000	1,044,540
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	850,000	794,818
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	Aaa	3,500,000	3,668,280
			5,507,638
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $392,020,059)	414,179,492
NET OTHER ASSETS - 1.1%	4,742,300
NET ASSETS - 100%	$ 418,921,792
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	52.6%
Education	9.8
Water & Sewer	8.9
Health Care	6.6
Electric Utilities	6.2
Others* (individually less than 5%)	15.9
100.0%
* Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $41,652,255 and $33,284,517, respectively.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,777,368. Net unrealized appreciation aggregated $22,402,124, of which $22,481,272 related to appreciated investment securities and $79,148 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $977,000 of which $848,000 and $129,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $392,020,059) - See accompanying schedule		$ 414,179,492
Cash		5,671,790
Receivable for investments sold		854,742
Receivable for fund shares sold		285,757
Interest receivable		3,479,027
Other receivables		7,157
Total assets		424,477,965
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,071,432
Payable for fund shares redeemed	851,373
Distributions payable	446,685
Accrued management fee	131,393
Other payables and accrued expenses	55,290
Total liabilities		5,556,173
Net Assets		$ 418,921,792
Net Assets consist of:
Paid in capital		$ 396,214,065
Undistributed net investment income		137,319
Accumulated undistributed net realized gain (loss) on investments		410,975
Net unrealized appreciation (depreciation) on investments		22,159,433
Net Assets, for 35,453,222 shares outstanding		$ 418,921,792
Net Asset Value, offering price and redemption price per share ($418,921,792 ÷ 35,453,222 shares)		$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 10,253,788
Expenses
Management fee	$ 775,237
Transfer agent fees	158,183
Accounting fees and expenses	67,056
Non-interested trustees' compensation	652
Custodian fees and expenses	3,460
Registration fees	21,138
Audit	18,352
Legal	3,529
Miscellaneous	10,867
Total expenses before reductions	1,058,474
Expense reductions	(34,560)	1,023,914
Net investment income (loss)		9,229,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,628,232
Futures contracts	35,082
Total net realized gain (loss)		1,663,314
Change in net unrealized appreciation (depreciation) on investment securities		7,767,524
Net gain (loss)		9,430,838
Net increase (decrease) in net assets resulting from operations		$ 18,660,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,229,874	$ 18,559,012
Net realized gain (loss)	1,663,314	135,913
Change in net unrealized appreciation (depreciation)	7,767,524	(490,835)
Net increase (decrease) in net assets resulting from operations	18,660,712	18,204,090
Distributions to shareholders from net investment income	(9,143,043)	(18,490,652)
Share transactions Net proceeds from sales of shares	36,679,208	81,284,464
Reinvestment of distributions	6,431,283	13,010,002
Cost of shares redeemed	(33,060,721)	(75,721,218)
Net increase (decrease) in net assets resulting from share transactions	10,049,770	18,573,248
Redemption fees	1,632	14,127
Total increase (decrease) in net assets	19,569,071	18,300,813
Net Assets
Beginning of period	399,352,721	381,051,908
End of period (including undistributed net investment income of $137,319 and undistributed net investment income of $50,488, respectively)	$ 418,921,792	$ 399,352,721
Other Information Shares
Sold	3,135,742	6,963,354
Issued in reinvestment of distributions	549,443	1,115,578
Redeemed	(2,832,286)	(6,504,487)
Net increase (decrease)	852,899	1,574,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.540	$ 11.540	$ 10.860	$ 11.740	$ 11.720	$ 11.430
Income from Investment Operations
Net investment income (loss)	.263 D	.542 D, F	.552 D	.536	.538	.554
Net realized and unrealized gain (loss)	.268	(.002) F	.681	(.857)	.125	.413
Total from investment operations	.531	.540	1.233	(.321)	.663	.967
Distributions from net investment income	(.261)	(.540)	(.553)	(.536)	(.538)	(.554)
Distributions from net realized gain	-	-	-	(.011)	(.105)	(.105)
Distributions in excess of net realized gain	-	-	-	(.012)	-	(.018)
Total distributions	(.261)	(.540)	(.553)	(.559)	(.643)	(.677)
Redemption fees added to paid in capital	- D	- D	-	-	-	-
Net asset value, end of period	$ 11.810	$ 11.540	$ 11.540	$ 10.860	$ 11.740	$ 11.720
Total Return B, C	4.73%	4.73%	11.68%	(2.83)%	5.79%	8.74%
Ratios to Average Net Assets E
Expenses before expense reductions	.52% A	.51%	.52%	.52%	.55%	.58%
Expenses net of voluntary waivers, if any	.52% A	.51%	.52%	.52%	.55%	.56%
Expenses net of all reductions	.50% A	.46%	.46%	.51%	.55%	.56%
Net investment income (loss)	4.54% A	4.64% F	4.99%	4.71%	4.58%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,922	$ 399,353	$ 381,052	$ 352,973	$ 396,166	$ 388,907
Portfolio turnover rate	17% A	17%	28%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Money Market	0.59%	1.56%	15.31%	32.36%
Ohio Tax-Free Money Market Funds Average	0.49%	1.39%	14.88%	31.44%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 23 mutual funds.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity OH Municipal Money Market	1.56%	2.89%	2.84%
Ohio Tax-Free Money Market Funds Average	1.39%	2.81%	2.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Performance - continued

Yields

	7/1/02	4/1/02	12/31/01	10/1/01	7/2/01

Fidelity Ohio Municipal Money Market Fund	1.02%	1.22%	1.52%	1.98%	2.61%

Ohio Tax-Free Money Market Funds Average	0.90%	1.05%	1.16%	1.82%	2.39%

Ohio Municipal Money Market Tax-equivalent	1.69%	2.04%	2.52%	3.30%	4.33%

Portion of fund's income subject to state taxes	0.04%	7.41%	2.15%	4.80%	3.28%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 39.88%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to states taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. And there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Ohio Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended June 30, 2002?

A. The U.S. economy rebounded in the first quarter of 2002, with gross domestic product (GDP) growing at an annual rate of 6.1%. Money market yields rose in response, as investors believed that growth at this level would encourage the Federal Reserve Board to raise short-term interest rates in order to subdue any potential inflation. However, further analysis showed that much of the growth in GDP was due to inventory adjustments, and additional data demonstrated some uncertainty about the future course of the economy. Rising unemployment and moribund corporate spending made many market participants skeptical about the pace and strength of the recovery. For its part, the Fed felt comfortable staying on the sidelines and kept short-term interest rates unchanged as it waited until further signs about the direction of the economy emerged.

Q. How did the economic slowdown affect the state government of Ohio and the Ohio municipal money market?

A. The strength of state economies in the U.S. varied by region. While many states in the Midwest worked in the aftermath of hard times in the 1980s to make their economies less immune to economic slowdowns, most of them faced dramatic funding shortfalls in the first half of 2002. Declining business activity translated into falling tax revenues, and, as is typical in an economic slowdown, issuance increased while credit fundamentals deteriorated. The Ohio state government encountered some difficulty in resolving school and other funding issues, amid rising unemployment and signs of fiscal strain. The resulting effect on the Ohio municipal money market was that the issuers with the best financial health and highest credit ratings continue to be strong performers. However, small towns and school districts accustomed to easy access to capital encountered difficulties due to their deteriorating credit quality. At the same time that the number of qualified issuers declined, money market assets have soared as investors pulled money from the stock market. This additional demand helped cause yields on higher-quality, fixed-rate Ohio money market securities to decline.

Q. What was your strategy with the fund?

A. When the period started, I kept the fund's average maturity short relative to its peers, in anticipation that the Fed would imminently raise rates. In addition, the yield curve - a representation of the difference between short- and long-term money market yields - was relatively flat, meaning that longer-term yields were essentially the same as short-term rates. In fact, at certain points during the period, variable rate demand notes (VRDNs) - short-term securities with yields that reset daily - were offering higher yields than one-year notes. As the period progressed, I purchased daily and weekly VRDNs when they offered better value, and bought further out the yield curve when yields were rewarding enough to do so.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on June 30, 2002, was 1.03%, compared to 1.52% six months ago. The more recent seven-day yield was the equivalent of a 1.71% taxable rate of return for Ohio investors in the 39.88% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through June 30, 2002, the fund's six-month total return was 0.59%, compared to 0.49% for the Ohio tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. I believe interest rates should stay low and relatively stable for the time being, within a generally non-inflationary environment. The Ohio municipal money market should continue to be shaped by forces of demand and supply. As of the end of the period, demand remained strong, which tended to dampen yields, although a larger-than-expected supply might force yields slightly higher. If the economy picks up and the stock market shows signs of a rebound, we could see assets flowing out of the money markets. Such an exodus would also push yields higher if it happens at a time when a significant amount of new issuance comes to market. For my part, I intend to seek attractively valued opportunities along the yield curve, while maintaining a neutral average maturity roughly in line with the fund's peers.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current tax-free income while maintaining a stable $1 share price by investing in high-quality, short-term municipal money market securities whose interest is free from federal income tax and Ohio individual income tax

Fund number: 419

Trading symbol: FOMXX

Start date: August 29, 1989

Size: as of June 30, 2002, more than $585 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/02	% of fund's investments 12/31/01	% of fund's investments 6/30/01
0 - 30	81.7	76.3	70.7
31 - 90	5.5	3.1	8.9
91 - 180	6.3	10.1	3.6
181 - 397	6.5	10.5	16.8
Weighted Average Maturity
	6/30/02	12/31/01	6/30/01
Fidelity Ohio Municipal Money Market Fund	37 Days	49 Days	64 Days
Ohio Tax-Free Money Market Funds Average *	50 Days	48 Days	55 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Variable Rate Demand Notes (VRDNs) 77.2%	Variable Rate Demand Notes (VRDNs) 69.7%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.3%
Tender Bonds 2.7%	Tender Bonds 2.5%
Municipal Notes 17.2%	Municipal Notes 20.6%
Other Investments 1.5%	Other Investments 5.1%
Net Other Assets 1.4%	Net Other Assets 1.8%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value (Note 1)
Ohio - 98.6%
Akron Gen. Oblig. Bonds 3% 12/1/02 (MBIA Insured)	$ 1,000,000	$ 1,003,626
American Muni. Pwr. BAN 2.75% 8/22/02	2,945,000	2,945,000
Ashland Gen. Oblig. BAN 3% 7/11/02	3,240,000	3,240,303
Ashtabula County Indl. Dev. Rev.:
(Plasticolors, Inc. Proj.) Series 1996 A, 1.5%, LOC Key Bank NA, VRDN (b)(c)	2,060,000	2,060,000
(Zehro Plastics, Inc. Proj.) Series 1999, 1.4%, LOC Bank One NA, Michigan, VRDN (b)(c)	4,800,000	4,800,000
Beachwood Gen. Oblig. BAN:
1.55% 8/28/02	2,000,000	2,000,312
2.25% 8/28/02	4,000,000	4,003,208
Bedford Heights Indl. Dev. Rev. (Olympic Steel Proj.) Series 1989, 1.45%, LOC Nat'l. City Bank, VRDN (b)(c)	550,000	550,000
Blue Ash Gen. Oblig. BAN:
2.15% 11/20/02	4,500,000	4,504,807
2.4% 11/20/02	1,400,000	1,402,407
Buckeye Local School District Medina City BAN 2.5% 12/30/02	1,200,000	1,203,831
Butler County School District BAN:
Series A, 1.5% 11/15/02	1,250,000	1,250,000
2.23% 9/25/02	1,090,000	1,090,833
Cambridge Hosp. Facilities Rev. Bonds (Southeastern Reg'l. Med. Ctr. Proj.) 1.75%, tender 7/1/02, LOC Nat'l. City Bank (b)	6,130,000	6,130,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A1, 1.35% (Liquidity Facility Student Ln. Marketing Assoc.), VRDN (b)(c)	1,000,000	1,000,000
Clark County Health Care Facilities Rev. (Ohio Masonic Home Proj.) 1.33% (AMBAC Insured), VRDN (b)	5,700,000	5,700,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.5%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	3,400,000	3,400,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 1.29% (Liquidity Facility Societe Generale) (b)(d)	5,685,000	5,685,000
Cleveland Heights & Univ. Heights County School District BAN:
2.25% 7/10/02	1,125,000	1,125,223
2.5% 7/10/02	1,500,000	1,500,294
Cleveland Wtrwks. Rev. Participating VRDN Series Merlots 01 A24, 1.37% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,020,000	4,020,000
Columbus Gen. Oblig. Participating VRDN Series MSDW 01 585, 1.31% (Liquidity Facility Morgan Stanley) (b)(d)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.35%, LOC Key Bank NA, VRDN (b)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.38%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 7,190,000	$ 7,190,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1998 A, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	18,400,000	18,399,998
Cuyahoga County Indl. Dev. Rev.:
(Marine Mechanical Corp. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	4,055,000	4,055,000
(Progressive Plastics, Inc. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(c)	1,740,000	1,740,000
(Pubco Corp. Proj.) Series 2001, 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	3,500,000	3,500,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	4,725,000	4,725,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,075,000	4,075,000
Dublin City School District BAN:
1.85% 11/14/02	2,000,000	2,002,205
2.12% 11/14/02	3,000,000	3,002,403
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 1.38%, LOC Bank One NA, VRDN (b)	10,600,000	10,600,000
Evendale Ind. Dev. Rev. (Real Estate, Inc.) 1.5%, LOC ABN-AMRO Bank NV, VRDN (b)	5,200,000	5,200,000
Fairfield County Gen. Oblig. BAN:
2.25% 5/21/03 (a)	3,000,000	3,015,870
3.1% 7/9/02	3,000,000	3,000,288
Franklin County Econ. Dev. Rev. (Hopkins Printing, Inc. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,270,000	2,270,000
Franklin County Indl. Dev. Rev. (Inland Products, Inc. Proj.) 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	100,000	100,000
Franklin County Multi-family Rev. (Golf Pointe Apts. Proj.) Series 2000 A, 1.35%, LOC Lasalle Bank NA, VRDN (b)(c)	6,800,000	6,800,000
Franklin Multi-family Rev. Bonds (260 East Naghten Street Proj.) 3.05%, tender 8/1/02, LOC Fifth Third Bank, Cincinnati (b)(c)	4,600,000	4,600,000
Geauga County Gen. Oblig. BAN 1.95% 3/6/03	1,400,000	1,402,337
Geauga County Health Care Facilities Rev.:
(Heather Hill Lifecare Proj.) 1.33%, LOC Bank One NA, VRDN (b)	9,955,000	9,955,000
(Montefiore Hsg. Corp. Proj.) Series 2001, 1.35%, LOC Key Bank NA, VRDN (b)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Greene County Gen. Oblig. BAN:
Series 2002 A, 2% 2/28/03	$ 1,870,000	$ 1,874,265
Series 2002 B, 1.75% 9/12/02	2,300,000	2,301,371
Hamilton County Health Care Facilities Rev. (Sisters of Charity Sr. Care Proj.) 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,250,000	4,250,000
Hamilton County Indl. Dev. Rev. (Metro Containers, Inc. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(c)	650,000	650,000
Hudson City Gen. Oblig. BAN 1.75% 11/27/02	5,900,000	5,902,844
Independence Local School District BAN 2.5% 4/14/03	3,500,000	3,510,222
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	3,840,000	3,840,000
Lake County Gen. Oblig. BAN 2.75% 10/2/02	1,225,000	1,226,370
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	1,105,000	1,105,000
(Norshar Co. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(c)	3,195,000	3,195,000
Lakewood Gen. Oblig. BAN 2.5% 5/16/03	1,300,000	1,304,999
Lima Gen. Oblig. BAN 2.98% 8/8/02	1,020,000	1,020,186
Logan County Gen. Oblig. BAN 2.37% 11/13/02	2,985,000	2,987,043
Lucas County Multi-family Rev.:
(Beacon Place/Cubbon Proj.) 1.42%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,035,000	3,035,000
(Lakewoods Proj.) 1.5%, LOC Key Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Mayfield Heights Gen. Oblig. BAN 2% 2/6/03	3,400,000	3,407,048
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 1.5%, LOC Key Bank NA, VRDN (b)(c)	975,000	975,000
(Rembond Proj.) Series 1996, 1.55%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	2,385,000	2,385,000
Miami County Gen. Oblig. BAN 1.89% 10/30/02	1,770,000	1,771,389
Miamisburg Gen. Oblig. BAN 2.35% 6/26/03	2,640,000	2,655,588
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,765,000	2,765,000
(Kettering Affiliated Proj.) 1.4%, LOC Bank One NA, VRDN (b)	2,700,000	2,700,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 1.4%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	4,421,000	4,421,000
Oakwood Gen. Oblig. BAN 2.25% 3/20/03	3,900,000	3,913,755
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Participating VRDN Series PA 769R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,180,000	$ 4,180,000
Ohio Bldg. Auth.:
Bonds (Adult Correctional Bldg. Fund Prog.) Series A, 5.5% 4/1/03	2,280,000	2,335,318
Participating VRDN Series PA 871R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500,000	3,500,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R167, 1.33% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,035,000	7,035,000
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.) Series A, 1.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,400,000	2,400,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MSDW 98 116, 1.31% (Liquidity Facility Morgan Stanley) (b)(d)	8,020,000	8,020,000
(Pooled Fing. Prog.) Series 1996, 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,500,000	2,500,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series E, 2.75% 8/15/02 (c)	5,400,000	5,400,000
Participating VRDN:
Series BA 00 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,625,000	2,625,000
Series BA 01 I, 1.35% (Liquidity Facility Bank of America NA) (b)(c)(d)	5,400,000	5,400,000
Series BA 98 B, 1.38% (Liquidity Facility Bank of America NA) (b)(c)(d)	14,695,000	14,695,000
Series BA 98 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,600,000	4,600,000
Series BA 99 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(c)(d)	13,430,000	13,430,000
Series FRRI 25, 1.4% (Liquidity Facility Bank of New York NA) (b)(c)(d)	3,065,000	3,065,000
Series Merlots 00 A1, 1.37% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,505,000	4,505,000
Series Merlots 00 AA, 1.42% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	6,780,000	6,780,000
Series Merlots 01 A78, 1.42% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,270,000	4,270,000
Series Merlots 02 A34, 1.42% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	3,795,000	3,795,000
Series PA 806, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,160,000	1,160,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series PA 93, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 569,000	$ 569,000
Series PT 122, 1.41% (Liquidity Facility Banco Santander Central Hispano SA) (b)(c)(d)	1,565,000	1,565,000
Series PT 1334, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,160,000	5,160,000
Series PT 228, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,400,000	6,400,000
Series PT 241, 1.37% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(d)	9,150,000	9,150,000
Series PT 282, 1.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	3,875,000	3,875,000
Series PT 567, 1.37% (Liquidity Facility Banco Santander Central Hispano SA) (b)(c)(d)	3,105,000	3,105,000
Series PT 582, 1.37% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	5,500,000	5,500,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.35%, LOC Key Bank NA, VRDN (b)(c)	7,500,000	7,500,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 1.38%, LOC Bank One NA, VRDN (b)(c)	3,090,000	3,090,000
Series B, 1.48%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	490,000	490,000
Series C, 1.48%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	625,000	625,000
Series D, 1.48%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	625,000	625,000
Ohio Indl. Dev. Rev.:
(Carpenter/Clapp & Haney Tool Co. Proj.) Series 1987 P, 1.4%, LOC Bank One NA, VRDN (b)(c)	50,000	50,000
(Dramex Int'l., Inc. Proj.):
Series 1988 I, 1.4%, LOC Bank One NA, Chicago, VRDN (b)(c)	250,000	250,000
Series 1988 II, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	200,000	200,000
(K&S Realty Proj.) Series 1989 I, 1.4%, LOC Nat'l. City Bank, VRDN (b)(c)	145,000	145,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 1.4%, LOC Nat'l. City Bank, VRDN (b)(c)	180,000	180,000
(Kaufmans Bakery Co. Proj.) Series 1987 K, 1.4%, LOC Bank One NA, VRDN (b)(c)	105,000	105,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Indl. Dev. Rev.: - continued
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 1.4%, LOC Nat'l. City Bank, VRDN (b)(c)	$ 155,000	$ 155,000
(Morrow Macke Realty Proj.) Series 1988 C, 1.4%, LOC Bank One NA, Chicago, VRDN (b)(c)	160,000	160,000
(Plasticos Co. Proj.) Series 1989 IIIA, 1.4%, LOC Nat'l. City Bank, VRDN (b)(c)	170,000	170,000
(Standby Screw & Machine Proj.) Series 1991 IA, 1.4%, LOC Nat'l. City Bank, VRDN (b)(c)	265,000	265,000
Ohio Poll. Cont. Rev.:
(Gen. Motors Corp. Proj.) Series 1985, 2%, VRDN (b)	4,350,000	4,350,000
(Sohio Wtr. Proj.) Series 1995, 1.95%, VRDN (b)	2,110,000	2,110,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 1.95% (BP PLC Guaranteed), VRDN (b)(c)	8,000,000	8,000,000
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 1.95% (BP PLC Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
Series 2000, 1.95% (BP PLC Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
1.95% (BP PLC Guaranteed), VRDN (b)(c)	2,700,000	2,700,000
(BP Products NA, Inc. Proj.):
Series B, 1.95% (BP PLC Guaranteed), VRDN (b)(c)	6,300,000	6,300,000
1.95% (BP PLC Guaranteed), VRDN (b)(c)	6,400,000	6,400,000
1.95% (BP PLC Guaranteed), VRDN (b)(c)	1,200,000	1,200,000
(Republic Svcs., Inc. Proj.) Series 2001, 1.4%, LOC Bank One Corp., VRDN (b)(c)	5,400,000	5,400,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MSDW 98 71, 1.31% (Liquidity Facility Morgan Stanley) (b)(d)	7,110,000	7,110,000
Ohio Univ. Gen. Receipts Athens BAN Series B, 2.5% 3/27/03	1,800,000	1,805,840
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.5%, LOC Fleet Bank NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Philip Morris Co., Inc. Proj.) 1.4%, VRDN (b)	12,000,000	12,000,000
(Toledo Edison Co. Proj.) Series 2000 A, 1.8%, LOC Barclays Bank PLC, VRDN (b)	4,500,000	4,500,000
Series 1999 B, 1.3% (AMBAC Insured), VRDN (b)(c)	4,900,000	4,900,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 2%, tender 12/1/02, LOC Fleet Nat'l. Bank (b)(c)	5,000,000	5,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.4%, LOC Bank of America NA, VRDN (b)(c)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Perrysburg Gen. Oblig. BAN:
2.55% 5/29/03	$ 2,000,000	$ 2,008,902
2.65% 11/14/02	6,350,000	6,360,416
3.25% 8/15/02	3,600,000	3,602,159
Port Auth. for Columbiana County (Polar Minerals, Inc. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	4,075,000	4,075,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	3,995,000	3,995,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.42%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	2,100,000	2,100,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 1.55%, LOC Bank One NA, VRDN (b)(c)	3,085,000	3,085,000
Salem City Hosp. Facilities Rev. Series 2000, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
Solon Indl. Dev. Rev. (Custom Graphic, Inc. Proj.) Series 1999, 1.55%, LOC Bank One NA, VRDN (b)(c)	3,860,000	3,860,000
Springdale Gen. Oblig. BAN 2.53% 9/20/02	2,500,000	2,500,812
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.5%, LOC Key Bank NA, VRDN (b)(c)	2,820,000	2,820,000
(Kidd Dev. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(c)	3,315,000	3,315,000
Stow Gen. Oblig. BAN 3.25% 8/23/02	2,100,000	2,101,631
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,200,000	2,200,000
1.6%, LOC Nat'l. City Bank, VRDN (b)(c)	3,315,000	3,315,000
(Kaiser Dev. Proj.) 1.55%, LOC Nat'l. City Bank, VRDN (b)(c)	715,000	715,000
(Keltec, Inc. Proj.) Series 1987, 1.55%, LOC Bank One NA, VRDN (b)(c)	210,000	210,000
(Mannix Co. Proj.) Series 1987, 1.55%, LOC Bank One NA, VRDN (b)(c)	1,150,000	1,150,000
(Sigma Properties Proj.) Series 2000 B, 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,320,000	2,320,000
(Summit Plastic Co. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	1,670,000	1,670,000
(Triumph Hldgs. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	1,565,000	1,565,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,845,000	2,845,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Trumbull County Indl. Dev. Rev. (McDonald Steel Corp. Proj.) Series 1990, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	$ 900,000	$ 900,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 2%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,800,000	1,800,000
Union County Gen. Oblig. BAN 2.25% 6/11/03	3,325,000	3,334,234
Univ. Akron Gen. Receipts BAN Series A, 2.5% 6/26/03	6,000,000	6,046,523
Van Wert County Indl. Dev. Rev. (Toledo Molding & Die, Inc. Proj.) Series 1994, 1.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	925,000	925,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,500,000	5,500,000
Wayne County Gen. Oblig. BAN 3% 7/11/02	4,900,000	4,900,456
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,545,000	2,545,000
(Dowa THT America, Inc. Proj.) Series 1999, 1.4%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,800,000	3,800,000
(TL Industries & AMPP, Inc. Proj.) 1.5%, LOC Nat'l. City Bank, VRDN (b)(c)	185,000	185,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1.43%, LOC Bank One NA, VRDN (b)(c)	8,000,000	8,000,000
TOTAL INVESTMENT PORTFOLIO - 98.6%		576,824,316
NET OTHER ASSETS - 1.4%		8,314,345
NET ASSETS - 100%		$ 585,138,661
Total Cost for Income Tax Purposes $ 576,824,316
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At December 31, 2001, the fund had a capital loss carryforward of approximately $74,000 of which $40,000, $6,000, $20,000 and $8,000 will expire on December 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 576,824,316
Cash		2,543,259
Receivable for investments sold on a delayed delivery basis		8,455,204
Receivable for fund shares sold		3,543,428
Interest receivable		2,437,559
Other receivables		9,371
Total assets		593,813,137
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,015,870
Payable for fund shares redeemed	5,362,817
Distributions payable	3,601
Accrued management fee	188,752
Other payables and accrued expenses	103,436
Total liabilities		8,674,476
Net Assets		$ 585,138,661
Net Assets consist of:
Paid in capital		$ 585,206,943
Accumulated net realized gain (loss) on investments		(68,282)
Net Assets, for 585,207,030 shares outstanding		$ 585,138,661
Net Asset Value, offering price and redemption price per share ($585,138,661 ÷ 585,207,030 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 5,108,521
Expenses
Management fee	$ 1,151,681
Transfer agent fees	372,967
Accounting fees and expenses	50,205
Non-interested trustees' compensation	1,021
Custodian fees and expenses	5,023
Registration fees	31,529
Audit	10,299
Legal	6,432
Miscellaneous	259
Total expenses before reductions	1,629,416
Expense reductions	(103,926)	1,525,490
Net investment income		3,583,031
Net Realized Gain (Loss) on Investment securities		5,233
Net increase in net assets resulting from operations		$ 3,588,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,583,031	$ 13,233,848
Net realized gain (loss)	5,233	11,562
Net increase (decrease) in net assets resulting from operations	3,588,264	13,245,410
Distributions to shareholders from net investment income	(3,583,031)	(13,233,848)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	555,790,489	1,177,365,394
Reinvestment of distributions	3,501,127	12,839,151
Cost of shares redeemed	(596,760,107)	(1,083,632,406)
Net increase (decrease) in net assets and shares resulting from share transactions	(37,468,491)	106,572,139
Total increase (decrease) in net assets	(37,463,258)	106,583,701
Net Assets
Beginning of period	622,601,919	516,018,218
End of period	$ 585,138,661	$ 622,601,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.025	.036	.028	.030	.032
Distributions from net investment income	(.006)	(.025)	(.036)	(.028)	(.030)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.59%	2.52%	3.71%	2.86%	3.09%	3.29%
Ratios to Average Net Assets D
Expenses before expense reductions	.54% A	.55%	.56%	.57%	.58%	.59%
Expenses net of voluntary waivers, if any	.54% A	.55%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.51% A	.51%	.55%	.56%	.57%	.59%
Net investment income	1.19% A	2.47%	3.64%	2.83%	3.05%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 585,139	$ 622,602	$ 516,018	$ 489,971	$ 400,737	$ 364,472

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity® Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Ohio. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences for the income fund and the money market fund during the period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fidelity Ohio Municipal Money Market	.08% .12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market	$119,094

5. Expense Reductions.

Through arrangements with certain funds custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Ohio Municipal Income	$ 3,460	$ 31,100
Fidelity Ohio Municipal Money Market	5,023	98,903

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
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Selling shares

Fidelity Investments
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Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-SANN-0802 157798
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

(formerly Spartan Pennsylvania
Municipal Money Market Fund)

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® PA Municipal Income	4.41%	6.50%	32.89%	87.34%
LB Pennsylvania Municipal Bond	4.81%	7.10%	34.87%	n/a*
Pennsylvania Municipal Debt Funds Average	4.06%	6.12%	27.25%	77.93%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan PA Municipal Income	6.50%	5.85%	6.48%
LB Pennsylvania Municipal Bond	7.10%	6.16%	n/a*
Pennsylvania Municipal Debt Funds Average	6.12%	4.93%	5.92%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $18,734 - an 87.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,106 - a 91.06% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.29%	4.67%	5.22%	4.37%	4.55%	4.99%
Capital returns	2.12%	0.30%	5.77%	-6.53%	1.22%	3.35%
Total returns	4.41%	4.97%	10.99%	-2.16%	5.77%	8.34%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.90¢	24.03¢	48.60¢
Annualized dividend rate	4.38%	4.50%	4.50%
30-day annualized yield	3.69%	-	-
30-day annualized tax-equivalent yield	5.84%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.84 over the past one month, $10.77 over the past six months and $10.81 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36.82% combined effective federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

With equity markets on the decline and the corporate bond market suffering from defaults and credit rating downgrades, institutional and retail investors found relief in tax-exempt municipal bonds during the six-month period ending June 30, 2002. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.67%. That outpaced the return of the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which was up 3.79%. The sustained demand for munis throughout the first half of 2002 helped offset more than $160 billion in new municipal bond issuance, an all-time high for the first half of a calendar year, according to Thomson Financial. The previous high of $147 billion was set in 1993 and 1998. The record-setting volume was attributed to a number of factors. Among them, many issuers took advantage of low interest rates to restructure debt. Additionally, most states around the country increased their muni issuance to make up for budget shortfalls created by decreases in income tax and capital gains revenue. New York's Metropolitan Transportation Authority was the largest issuer of muni debt for the six-month period, with approximately $6.5 billion in volume.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Christine Thompson (left), who managed Spartan Pennsylvania Municipal Income Fund during most of the period covered by this report, with additional comments from Mark Sommer (right), who became manager of the fund on June 1, 2002.

Q. How did the fund perform, Christine?

C.T. For the six months ending June 30, 2002, the fund returned 4.41%, while the Pennsylvania municipal debt funds average returned 4.06%. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index returned 4.81%. For the 12 months ending June 30, 2002, the fund returned 6.50%, the Lipper average returned 6.12% and the Lehman Brothers index gained 7.10%.

Q. What drove the fund's performance during the past six months?

C.T. It was a volatile period for the municipal market overall. In January, investors had begun to anticipate an economic recovery, sending bond prices lower and fueling demand for stocks. Negative sentiment toward bonds continued into the first quarter of 2002, although munis outperformed most taxable bonds as investors sought out relatively high tax-free income. The low prices of munis helped provide the underpinnings for strong performance in late March, and munis performed well again from April through June. The Pennsylvania municipal market contended with a large increase in supply as issuers floated more debt to offset budget shortfalls. But much of that supply was offset by strong demand. The fund beat its Lipper peer group primarily due to my focus on securities that offered better value relative to other bonds.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. Why was this focus on valuations so important?

C.T. The market sentiment that characterized the past six months helped demonstrate how uncertain and volatile "market-timing" strategies - in which a portfolio is positioned to take advantage of interest rate movements - can be. Rather than try to time the market, I took advantage of heightened volatility to buy bonds whose prices had come under pressure when their maturity, structure or sector temporarily fell out of favor.

Q. What were some of your other main strategies?

C.T. I maintained a defensive positioning in terms of credit quality, focusing on high-quality bonds. About 90% of the fund's investments were in bonds rated A or higher by Moody's Investors Service or Standard & Poor's at the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond issuer. I emphasized high-quality bonds because I didn't feel lower-quality bonds offered enough additional yield to compensate for their added risk and heightened susceptibility to an economic slowdown. That said, it was somewhat disappointing that below-investment-grade bonds periodically outpaced high-quality bonds, especially during periods when investor optimism about the economy was high.

Q. Which sectors did you emphasize?

C.T. I emphasized municipal issues backed by streams of income that tend to be less sensitive in a slowing economy, such as those issued by colleges and universities, and transportation and water authorities. Conversely, I kept a very small weighting - relative to the Pennsylvania muni market overall - in general obligation bonds issued by the state - which are backed by tax revenues - because Pennsylvania faced critical budget challenges as tax revenues dipped in response to the weak economy and expenses rose. Instead, I focused on bonds issued by local entities - such as cities and counties - where tax revenues were more stable.

Q. Turning to you, Mark, what's ahead for the Pennsylvania municipal market?

M.S. In addition to the direction of interest rates, the Pennsylvania muni market will be affected by supply and demand trends. Pennsylvania muni supply has expanded significantly so far this year, and it's likely that supply will continue to grow as issuers look to help close the gap between rising expenditures and lower tax receipts. If demand holds steady, I would expect the additional supply to be absorbed. If not, the Pennsylvania market could come under pressure until the added supply works its way through. Meanwhile, I plan to continue to pursue many of the strategies already in place, including the emphasis on high-quality bonds and the approach to managing interest rate sensitivity.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income, exempt from federal income and Pennsylvania personal income tax, as is consistent with its investment characteristics

Fund number: 402

Trading symbol: FPXTX

Start date: August 6, 1986

Size: as of June 30, 2002, more than $283 million

Manager: Mark Sommer, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on the Pennsylvania economy:

"Pennsylvania's fiscal situation has weakened along with the economy. Throughout the past six months, job losses have continued to mount, although unemployment claims have moderated a bit in recent months. Not surprisingly, manufacturing has borne the brunt of a slower economy. According to one estimate, the state's manufacturing payrolls have declined by more than 6% in the past year and the sector has lost nearly 100,000 jobs since its 1998 peak. Many service industries also have stopped adding new jobs, a function of the decline in technology-related industries. Job losses and the general economic slowdown have had a significant impact on the state's fiscal situation. Sales and income taxes - both personal and corporate - came in well-below budget during the first four months of 2002. Some are predicting that the state will face a revenue shortfall of nearly $1 billion. In order to counteract this budget shortfall, the state has taken a number of steps including transfers from the ´budget stabilization fund' and spending freezes. That said, the shortfall may require spending cuts and postponement of tax relief measures, if not outright tax hikes. I will continue to monitor these developments closely to ascertain how they will impact the state's finances, as well as those of other municipalities and entities that derive some of their revenue from the state itself."

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.4	24.0
Education	15.5	15.9
Water & Sewer	12.3	13.6
Health Care	11.2	14.2
Transportation	10.7	10.9
Average Years to Maturity as of June 30, 2002
		6 months ago
Years	13.9	13.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2002
6 months ago
Years	6.7	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of June 30, 2002 As of December 31, 2001

Aaa 68.3%	Aaa 66.5%
Aa, A 22.2%	Aa, A 23.3%
Baa 8.4%	Baa 8.3%
Not Rated 0.0%	Not Rated 0.8%
Short-term Investments 1.1%	Short-term Investments 1.1%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - 0.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	Aaa	$ 2,000,000	$ 2,139,480
Pennsylvania - 92.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (c)	Aaa	1,500,000	1,633,455
5.75% 1/1/08 (MBIA Insured) (c)	Aaa	1,000,000	1,091,520
5.75% 1/1/11 (MBIA Insured) (c)	Aaa	2,000,000	2,194,580
5.75% 1/1/12 (MBIA Insured) (c)	Aaa	4,000,000	4,381,120
5.75% 1/1/14 (MBIA Insured) (c)	Aaa	3,000,000	3,290,310
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	Aaa	400,000	468,356
Allegheny County Hosp. Dev. Auth. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	Aaa	1,000,000	1,026,980
4.625% 8/1/14 (MBIA Insured)	Aaa	3,560,000	3,601,545
5.55% 4/1/12 (MBIA Insured)	Aaa	2,845,000	3,056,725
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	2,260,000	1,427,778
5.5% 12/1/30 (MBIA Insured)	Aaa	2,000,000	2,054,900
Butler Area School District:
Series A, 0% 10/1/27 (FGIC Insured)	Aaa	1,500,000	361,035
0% 11/15/19 (FGIC Insured) (Pre-Refunded to 11/15/07 @ 50.177) (d)	Aaa	5,650,000	2,358,367
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	Aaa	8,995,000	9,410,479
Series B, 5.75% 12/1/35 (FGIC Insured)	Aaa	2,500,000	2,647,500
Central York School District 5.5% 6/1/16 (FGIC Insured)	Aaa	2,000,000	2,157,580
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	Aaa	600,000	644,604
5.25% 5/15/22 (AMBAC Insured)	Aaa	1,350,000	1,357,736
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	Aaa	4,200,000	4,324,488
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	Aa3	$ 5,000,000	$ 5,262,800
6% 11/15/30	Aa3	3,620,000	3,894,505
Delaware County Auth. Hosp. Rev. (Crozer- Chester Med. Ctr. Proj.):
6% 12/15/09	Baa2	1,500,000	1,533,600
6% 12/15/20	Baa2	2,700,000	2,596,968
6.25% 12/15/31	Baa2	1,000,000	992,120
Delaware County Gen. Oblig. Series 1999, 5.125% 10/1/17	Aa3	1,000,000	1,031,340
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (c)	Aaa	2,500,000	2,677,250
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	Aaa	2,165,000	2,360,564
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	AAA	1,655,000	1,799,928
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (MBIA Insured)	Aaa	445,000	497,225
Hazleton Area School District 6.5% 3/1/05 (FSA Insured)	Aaa	2,165,000	2,385,938
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (c)	Baa1	2,000,000	1,966,500
Meadville Gen. Oblig. Series B, 6% 10/1/05 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	2,640,000	2,799,852
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/05 (AMBAC Insured)	Aaa	3,535,000	3,765,164
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	Aaa	2,240,000	2,436,403
5.5% 10/1/08 (AMBAC Insured)	Aaa	1,000,000	1,099,070
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	710,450
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	Aaa	1,525,000	1,611,529
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	Aaa	2,160,000	2,313,878
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	Aaa	$ 9,150,000	$ 10,095,195
6.7% 9/1/14 (MBIA Insured)	Aaa	3,965,000	4,382,871
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	A3	3,300,000	3,243,405
6.375% 11/1/41 (c)	A3	1,300,000	1,286,402
Pennsylvania Gen. Oblig.:
First Series, 6.125% 9/15/03	Aa2	5,000,000	5,093,250
Second Series, 0% 7/1/07 (AMBAC Insured)	Aaa	1,770,000	1,485,437
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	AA-	1,000,000	1,107,000
(Trustees Univ. Proj.) 5.5% 7/15/38	A1	4,380,000	4,423,669
(Univ. of Pennsylvania Proj.):
Series A:
5.9% 9/1/15	A1	1,200,000	1,283,928
6.5% 9/1/04	A1	2,650,000	2,891,468
Series B:
6.5% 9/1/04	A1	2,100,000	2,291,352
7% 9/1/05	A1	2,000,000	2,257,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	A-	1,000,000	1,029,670
6% 5/1/29	A-	3,470,000	3,619,141
(Lafayette College Proj.) 6% 5/1/30	Aa3	2,500,000	2,663,650
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	Aaa	1,000,000	1,044,090
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	Aaa	1,000,000	1,083,950
5.25% 8/1/11 (FSA Insured)	Aaa	1,000,000	1,079,450
Series 2001 A, 6% 1/15/31	A+	1,500,000	1,523,445
Pennsylvania Hsg. Fin. Agcy.:
Series 51, 5.65% 4/1/20 (c)	Aa2	655,000	657,044
Series 52B, 5.55% 10/1/12 (c)	Aa2	1,065,000	1,074,968
Series 53A, 5.4% 10/1/27 (c)	Aa2	915,000	916,208
Series 54A, 5.375% 10/1/28 (c)	Aa2	1,060,000	1,060,880
6.1% 10/1/13 (c)	Aa2	5,000,000	5,142,800
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	Aaa	$ 1,000,000	$ 1,156,200
Pennsylvania State Univ.:
5% 3/1/09	Aa2	3,000,000	3,228,150
5.25% 3/1/11	Aa2	3,290,000	3,581,724
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	Aaa	1,000,000	1,027,910
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (c)	Aaa	2,000,000	2,150,180
5.375% 6/15/11 (FGIC Insured) (c)	Aaa	3,770,000	4,022,590
6% 6/15/08 (FGIC Insured) (c)	Aaa	3,000,000	3,334,590
Philadelphia Gas Works Rev.:
14th Series A, 6.375% 7/1/26	Baa2	4,600,000	4,591,398
Third Series:
5% 8/1/05 (FSA Insured)	Aaa	1,000,000	1,070,220
5% 8/1/06 (FSA Insured)	Aaa	1,000,000	1,079,740
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	Aaa	2,455,000	2,664,117
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	A1	1,000,000	1,039,900
5.5% 5/15/08	A1	1,000,000	1,068,180
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.):
6.05% 7/1/04 (Escrowed to Maturity) (d)	Baa3	2,500,000	2,693,425
6.15% 7/1/05 (Escrowed to Maturity) (d)	Baa3	2,100,000	2,313,423
6.25% 7/1/06 (Escrowed to Maturity) (d)	Baa3	2,600,000	2,925,234
Philadelphia Muni. Auth. Rev. (Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	Aaa	1,000,000	682,950
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (FSA Insured)	Aaa	3,540,000	3,644,359
Series A, 4.5% 4/1/23 (MBIA Insured)	Aaa	3,000,000	2,752,860
Series B, 5.375% 4/1/27 (AMBAC Insured)	Aaa	4,000,000	4,043,880
Series C, 5.75% 3/1/29 (MBIA Insured)	Aaa	5,000,000	5,252,350
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	Aaa	5,300,000	4,172,901
Series 1999 A, 5% 12/15/05 (AMBAC Insured)	Aaa	2,000,000	2,160,140
Series A, 5.375% 11/1/19 (FGIC Insured)	Aaa	3,000,000	3,135,210
5.15% 6/15/04 (FGIC Insured)	Aaa	2,000,000	2,066,800
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev.: - continued
5.5% 6/15/15 (FSA Insured)	Aaa	$ 1,520,000	$ 1,589,859
6.75% 8/1/04 (MBIA Insured)	Aaa	2,085,000	2,280,615
Pittsburgh Gen. Oblig. 5.5% 9/1/12 (AMBAC Insured)	Aaa	1,065,000	1,134,374
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	Aaa	2,610,000	2,184,022
0% 8/1/08 (AMBAC Insured)	Aaa	2,000,000	1,584,700
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A:
0% 9/1/04 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	3,300,000	3,139,521
4.75% 9/1/16 (FGIC Insured)	Aaa	650,000	651,853
6.5% 9/1/13 (FGIC Insured)	Aaa	10,000,000	11,906,898
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	Aaa	3,375,000	3,634,909
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Series A, 6.5% 3/1/04 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	85,000	91,332
Tredyffrin-Easttown School District:
5.5% 2/15/13	Aaa	1,015,000	1,108,756
5.5% 2/15/16	Aaa	2,140,000	2,288,880
Upper Darby School District Series B, 5% 2/15/06 (AMBAC Insured)	Aaa	1,000,000	1,071,580
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	Aaa	1,855,000	1,979,452
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (b)(c)	BBB	2,700,000	2,648,808
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (FGIC Insured)	Aaa	5,000,000	2,063,450
0% 8/15/20 (FGIC Insured)	Aaa	2,500,000	959,150
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	Aaa	3,235,000	2,031,418
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	Aaa	5,000,000	5,436,550
			263,605,473
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	Aaa	$ 3,100,000	$ 3,051,237
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	400,000	417,816
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa3	585,000	589,358
			4,058,411
TOTAL MUNICIPAL BONDS (Cost $256,486,638)			269,803,364
Municipal Notes - 1.1%

Pennsylvania - 1.1%
Northampton County Indl. Dev. Auth. Rev. (American Wtr. Corp. Proj.) Series 1991, 2.15% tender 9/9/02, CP mode (c) (Cost $3,000,000)	3,000,000	3,001,020
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $259,486,638)		272,804,384
NET OTHER ASSETS - 3.8%		10,856,513
NET ASSETS - 100%		$ 283,660,897
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.4%
Education	15.5
Water & Sewer	12.3
Health Care	11.2
Transportation	10.7
Escrowed/Pre-Refunded	6.3
Others* (individually less than 5%)	13.6
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $25,314,713 and $19,498,186, respectively.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $259,435,940. Net unrealized appreciation aggregated $13,368,444, of which $13,609,266 related to appreciated investment securities and $240,822 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $259,486,638) - See accompanying schedule		$ 272,804,384
Cash		7,607,220
Receivable for fund shares sold		311,762
Interest receivable		3,572,877
Other receivables		9,595
Total assets		284,305,838
Liabilities
Payable for fund shares redeemed	$ 247,289
Distributions payable	282,356
Accrued management fee	88,928
Other payables and accrued expenses	26,368
Total liabilities		644,941
Net Assets		$ 283,660,897
Net Assets consist of:
Paid in capital		$ 270,227,491
Undistributed net investment income		50,895
Accumulated undistributed net realized gain (loss) on investments		64,765
Net unrealized appreciation (depreciation) on investments		13,317,746
Net Assets, for 26,122,795 shares outstanding		$ 283,660,897
Net Asset Value, offering price and redemption price per share ($283,660,897 ÷ 26,122,795 shares)		$ 10.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 6,876,555
Expenses
Management fee	$ 522,712
Transfer agent fees	101,284
Accounting fees and expenses	44,041
Non-interested trustees' compensation	439
Custodian fees and expenses	2,584
Registration fees	24,075
Audit	18,141
Legal	3,063
Miscellaneous	8,541
Total expenses before reductions	724,880
Expense reductions	(34,284)	690,596
Net investment income (loss)		6,185,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		774,330
Change in net unrealized appreciation (depreciation) on investment securities		5,044,235
Net gain (loss)		5,818,565
Net increase (decrease) in net assets resulting from operations		$ 12,004,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,185,959	$ 11,967,497
Net realized gain (loss)	774,330	1,257,285
Change in net unrealized appreciation (depreciation)	5,044,235	(1,071,578)
Net increase (decrease) in net assets resulting from operations	12,004,524	12,153,204
Distributions to shareholders from net investment income	(6,166,482)	(11,922,496)
Distributions to shareholders from net realized gain	(128,087)	(785,397)
Total distributions	(6,294,569)	(12,707,893)
Share transactions Net proceeds from sales of shares	23,637,687	51,332,370
Reinvestment of distributions	4,584,201	9,328,778
Cost of shares redeemed	(19,532,931)	(34,222,367)
Net increase (decrease) in net assets resulting from share transactions	8,688,957	26,438,781
Redemption fees	376	8,330
Total increase (decrease) in net assets	14,399,288	25,892,422
Net Assets
Beginning of period	269,261,609	243,369,187
End of period (including undistributed net investment income of $50,895 and undistributed net investment income of $57,345, respectively)	$ 283,660,897	$ 269,261,609
Other Information Shares
Sold	2,194,487	4,755,901
Issued in reinvestment of distributions	425,180	866,507
Redeemed	(1,815,213)	(3,177,873)
Net increase (decrease)	804,454	2,444,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.640	$ 10.640	$ 10.060	$ 10.830	$ 10.810	$ 10.490
Income from Investment Operations
Net investment income (loss)	.241 D	.494 D, F	.494 D	.482	.483	.501
Net realized and unrealized gain (loss)	.224	.030 F	.581	(.709)	.126	.350
Total from investment operations	.465	.524	1.075	(.227)	.609	.851
Distributions from net investment income	(.240)	(.493)	(.495)	(.482)	(.483)	(.501)
Distributions from net realized gain	(.005)	(.031)	-	(.042)	(.107)	(.030)
Distributions in excess of net realized gain	-	-	-	(.020)	-	-
Total distributions	(.245)	(.524)	(.495)	(.544)	(.590)	(.531)
Redemption fees added to paid in capital	- D	- D	- D	.001	.001	-
Net asset value, end of period	$ 10.860	$ 10.640	$ 10.640	$ 10.060	$ 10.830	$ 10.810
Total ReturnB, C	4.41%	4.97%	10.99%	(2.16)%	5.77%	8.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.53% A	.51%	.52%	.51%	.55%	.55%
Expenses net of voluntary waivers, if any	.53% A	.51%	.52%	.51%	.55%	.55%
Expenses net of all reductions	.50% A	.45%	.44%	.51%	.55%	.55%
Net investment income (loss)	4.51% A	4.59% F	4.84%	4.58%	4.45%	4.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,661	$ 269,262	$ 243,369	$ 242,001	$ 269,484	$ 264,693
Portfolio turnover rate	15% A	22%	26%	28%	25%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Performance: The Bottom Line

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® PA Municipal Money Market	0.56%	1.51%	15.50%	33.27%
Pennsylvania Tax-Free Money Market Funds Average	0.49%	1.33%	14.75%	31.68%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 23 mutual funds.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity PA Municipal Money Market	1.51%	2.92%	2.91%
Pennsylvania Tax-Free Money Market Funds Average	1.33%	2.79%	2.79%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Performance - continued

Yields

	7/1/02	4/1/02	12/31/01	10/1/01	7/2/01
Fidelity Pennsylvania Muni Money Market	0.97%	1.24%	1.49%	2.10%	2.59%

Pennsylvania Tax-Free Money Market Funds Average	0.87%	1.05%	1.17%	1.81%	2.33%

Fidelity Pennsylvania Municipal Money Market - Tax-equivalent	1.54%	1.96%	2.36%	3.32%	4.10%

Portion of fund's income subject to state taxes	0.03%	3.58%	1.74%	1.20%	1.26%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Pennsylvania tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 36.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Michael Marchese, Portfolio Manager of Fidelity Pennsylvania Municipal Money Market Fund

Q. What was the investment environment like during the six months that ended June 30, 2002, Mike?

A. We witnessed a shift in the direction of Federal Reserve Board monetary policy during the period, as the Fed responded to a strengthening U.S. economy. After spending 2001 aggressively lowering the rate that banks charge each other for overnight loans - known as the fed funds target rate - to its lowest level in 40 years, the Fed kept the target rate unchanged during the first six months of 2002. In addition, the Fed moved to a neutral stance on rates that it has reaffirmed at subsequent meetings. Given the economy's strong growth in the first quarter of 2002 - gross domestic product grew at an annual rate of 6.1% - many investors anticipated that the Fed would quickly raise rates in order to temper growth and avoid inflation. However, it appears that the Fed remained uncertain about how much of this growth was attributable to an increase in inventories, as well as whether the unemployment rate had peaked - a traditional signal that the economy is poised for sustainable growth. Additionally, corporate accounting irregularities have shaken investor confidence and, given the lack of any signs of impending inflation, influenced the Fed's decision to leave rates unchanged.

Q. What factors influenced the municipal money markets in general and Pennsylvania's in particular?

A. Typically, municipal interest rates spike in April, as investors withdraw assets from municipal money market funds to pay federal and state income taxes. With the economy slowing in 2001, individual income tax bills payable in April 2002 were considerably lower than in the prior year. Since less money flowed out of the market, the spike in interest rates that normally occurs was muted. Diminished economic activity also reduced state tax collections generally, leading to some deterioration in the credit quality of certain state and local governments. Pennsylvania was affected by these shortfalls in tax revenues. However, the state's history of consistent on-time budgets, coupled with its significant accumulated reserves, allowed the state to maintain its solid credit quality.

Q. What was your strategy with the fund?

A. The Fed's neutral stance led me to take a cautious approach. I looked to keep the fund's maturity relatively short, given the possibility of Fed rate hikes amid a rebounding economy. I looked for opportunities along the yield curve that offered the best relative value, while taking advantage of the periodic cash-flow technicals - factors of supply and demand that influence yields - to maximize fund performance. Additionally, because many municipal issuers were feeling the effects of 2001's weak economy, I remained heavily focused on credit quality.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on June 30, 2002, was 0.99%, compared to 1.49% six months ago. The more recent seven-day yield was the equivalent of a 1.57% taxable rate of return for Pennsylvania investors in the 36.82% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through June 30, 2002, the fund's six-month total return was 0.56%, compared to 0.49% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Mike?

A. At this point, it is evident to me that the Fed will likely raise interest rates eventually, given that the economy appears to be responding to earlier rate cuts and that the current historically low level of rates is probably unsustainable. However, corporate accounting abuses and the fear of further such revelations have eroded investor confidence in the capital markets. Accordingly, I believe there is a good chance the Fed will not start raising rates until early in 2003. Municipal market rates could then follow suit with increases of their own. In the interim, technical issues should influence the level of municipal yields. Cash flows into our market from investors seeking the security provided by our funds could at times cause short-term muni rates to decline, while the significant glut of expected supply could cause rates to rise. I plan to take advantage of opportunities as these technical factors unfold.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to seek high current income exempt from federal and Pennsylvania state income tax with the preservation of capital

Fund number: 401

Trading symbol: FPTXX

Start date: August 6, 1986

Size: as of June 30, 2002, more than $253 million

Manager: Michael Marchese, since 2001, manager, several other Fidelity municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/02	% of fund's investments 12/31/01	% of fund's investments 6/30/01
0 - 30	87.2	86.5	78.9
31 - 90	2.5	0.4	0.9
91 - 180	3.4	8.3	8.4
181 - 397	6.9	4.8	11.8
Weighted Average Maturity
	6/30/02	12/31/01	6/30/01
Fidelity Pennsylvania Municipal Money Market Fund	36 Days	31 Days	51 Days
Pennsylvania Tax-Free Money Market Funds Average *	38 Days	28 Days	43 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Variable Rate Demand Notes (VRDNs) 84.8%	Variable Rate Demand Notes (VRDNs) 79.0%
Commercial Paper (including CP Mode) 1.0%	Commercial Paper (including CP Mode) 5.7%
Tender Bonds 5.7%	Tender Bonds 7.8%
Municipal Notes 6.6%	Municipal Notes 3.7%
Other Investments 6.3%	Other Investments 4.0%
Net Other Assets** (4.4)%	Net Other Assets** (0.2)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 104.4%
	Principal Amount	Value (Note 1)
Pennsylvania - 103.7%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 2,000,000	$ 2,000,000
Allegheny County Hosp. Dev. Auth. Participating VRDN Series PA 748, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,095,000	2,095,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Presbyterian Univ. Health Sys. Proj.) Series 1990 B, 1.25% (MBIA Insured), VRDN (b)	1,200,000	1,200,000
(Saint Margaret Mem. Hosp. Proj.) Series 1992 A, 1.31%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)	3,720,000	3,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 1.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,000,000	1,000,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 1.5%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	2,100,000	2,100,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 1.4%, LOC Bank One NA, VRDN (b)	2,195,000	2,195,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.5%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	2,560,000	2,560,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.55%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	3,120,000	3,120,000
Berks County Indl. Dev. Auth. Rev.:
(Giorgi Mushroom Co. Proj.):
Series 2000 A, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Series C, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	1,900,000	1,900,000
(Grafika Commercial Printing, Inc. Proj.) Series 1995, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,020,000	1,020,000
(KTB Real Estate Partnership Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	1,500,000	1,500,000
(RAM Industries, Inc. Proj.) Series 1996, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	2,665,000	2,665,000
(The Bachman Co. Proj.) Series 1994, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	1,950,000	1,950,000
Boyertown Area School District TRAN 2.25% 6/30/03 (a)	2,500,000	2,508,575
Bucks County Indl. Dev. Auth. Rev.:
(Associates Proj.) Series 1993, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	500,000	500,000
(Double H Plastics, Inc. Proj.) Series 1993, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,020,000	1,020,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	$ 1,500,000	$ 1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 1.33%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	5,500,000	5,500,000
Central Bucks School District Series 2000 A, 1.3% (FGIC Insured), VRDN (b)	4,625,000	4,625,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400,000	2,400,000
Cumberland County Indl. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	1,260,000	1,260,000
Erie City School District Bonds Series AAB 01 A5, 1.45%, tender 7/10/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	4,000,000	4,000,000
Erie County Gen. Oblig. TAN 2.75% 12/13/02	2,400,000	2,405,854
Erie County Indl. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 1.35%, LOC Suntrust Bank, VRDN (b)(e)	2,500,000	2,500,000
Garnet Valley School District TRAN 2.5% 6/30/03 (a)	2,420,000	2,435,948
Geisinger Auth. Health Sys. Rev. Bonds Series A, 6.4% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (f)	7,500,000	7,650,000
Harrisburg Wtr. Auth. Rev. Participating VRDN Series SGA 80, 1.29% (Liquidity Facility Societe Generale) (b)(g)	3,210,000	3,210,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.35%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,350,000	1,350,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.):
1.33% (BPA JPMorgan Chase Bank), VRDN (b)	2,910,000	2,910,000
1.33%, VRDN (b)	2,500,000	2,500,000
Lancaster Indl. Dev. Auth. Rev. (Student Lodging & Services Proj.) Series 2001 A, 1.3%, LOC Suntrust Bank, VRDN (b)	5,500,000	5,500,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Lehigh County Gen. Purp. Auth. (Lehigh Valley Hosp. Proj.) Series 1997 A, 2% (AMBAC Insured) (BPA JPMorgan Chase Bank), VRDN (b)	4,575,000	4,575,000
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. (Allegheny Elec. Coop., Inc. Proj.):
Series 1984 A, 1.55%, LOC RaboBank Nederland Coop. Central, VRDN (b)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. (Allegheny Elec. Coop., Inc. Proj.): - continued
Series 1984 B, 1.55%, LOC RaboBank Nederland Coop. Central, VRDN (b)	$ 800,000	$ 800,000
Marple Newtown School District TRAN 2.4% 6/30/03 (a)	1,500,000	1,508,475
Montgomery County Indl. Dev. Auth. Rev.:
(H.P. Cadwallader, Inc. Proj.) Series 1995, 1.7%, LOC Wachovia Bank NA, VRDN (b)(e)	450,000	450,000
(RJI LP Proj.) Series 1992, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	630,000	630,000
Neshaminy School District TRAN 3% 6/30/03 (a)	5,000,000	5,059,250
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.29% (Liquidity Facility Societe Generale) (b)(g)	2,700,000	2,700,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1991, 2.15% tender 9/9/02, CP mode (e)	2,500,000	2,500,000
(Bedford Park Proj.) Series 1996 A, 1.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,255,000	1,255,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.35%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,350,000	2,350,000
(Victoria Vogue Proj.) 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,080,000	1,080,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp., Portland Ind. Park Proj.) 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,700,000	1,700,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.35% (AMBAC Insured), VRDN (b)	4,200,000	4,200,000
Northumberland County Indl. Dev. Auth. Rev. (Foster Wheeler Mount Carmel, Inc. Proj.):
Series 1987 A, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,135,000	12,135,000
Series 1987 B, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,165,000	6,165,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward Proj.):
Series 2002 A, 1.45%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	8,500,000	8,500,000
Series A, 1.45%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	5,000,000	5,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
(Esschem, Inc. Proj.) Series 1991 D10, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 1,325,000	$ 1,325,000
(Pappafava Proj. ) Series 1989 D7, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	75,000	75,000
(Respironics, Inc. Proj.) Series 1989 F, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	300,000	300,000
(Sun Star, Inc. Proj.) Series 1994 A5, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200,000	200,000
Series 1996 A1, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	375,000	375,000
Series 1996 A2, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100,000	1,100,000
Series 1996 A3, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600,000	600,000
Series 1996 A7, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	525,000	525,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(ASK Foods, Inc. Proj.) Series A1, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	135,000	135,000
(Suntory Wtr. Group, Inc. Proj.) Series 1992 D, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,900,000	4,900,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MSDW 00 309, 1.31% (Liquidity Facility Morgan Stanley) (b)(g)	3,995,000	3,995,000
Series MSDW 01 465, 1.31% (Liquidity Facility Morgan Stanley) (b)(g)	6,995,000	6,995,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 1.3% (AMBAC Insured), VRDN (b)(e)	5,700,000	5,700,000
Series 1988 C, 1.3%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	15,800,000	15,800,000
1.3% (AMBAC Insured), VRDN (b)(e)	11,200,000	11,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Lycoming College Proj.) Series 1997 B5, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,350,000	1,350,000
(Messiah College Proj.) Series 1998 C2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,450,000	2,450,000
(Waynesburg College Proj.):
Series 1997, 2.2%, tender 4/1/03, LOC PNC Bank NA, Pittsburgh (b)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 1998 C2, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	$ 2,800,000	$ 2,800,000
(Carnegie-Mellon Univ. Proj.) Series 1995 A, 1.85% (BPA JPMorgan Chase Bank), VRDN (b)	5,200,000	5,200,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 971, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,850,000	2,850,000
Series PA 989R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500,000	2,500,000
Series PT 119B, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,670,000	1,670,000
Series PT 350, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,475,000	3,475,000
Pennsylvania State Univ. Bonds 2% 8/15/02	4,145,000	4,147,218
Perkiomen Valley School District TRAN 2.25% 6/30/03 (a)	775,000	778,030
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series PA 882, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,200,000	2,200,000
Series Putters 217, 1.33% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,000,000	2,000,000
Philadelphia Auth. for Indl. Dev. Revs. (30th Street Station Proj.) 1.6% (MBIA Insured), VRDN (b)(e)	4,500,000	4,500,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Childrens Hosp. of Philadelphia Proj.) Series 1996 A, 1.85% (BPA JPMorgan Chase Bank), VRDN (b)	1,500,000	1,500,000
Red Lion Area School District TRAN 2.4% 6/30/03 (a)	2,000,000	2,011,760
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.9%, LOC Dexia Cr. Local de France, VRDN (b)(e)	7,300,000	7,300,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 1.53%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	450,000	450,000
Scranton-Lackawanna Health & Welfare Auth. Rev.:
Participating VRDN Series Merlots 02 A18, 1.37% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,500,000	3,500,000
1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Upper Dauphin Indl. Dev. Auth. Rev. (United Church Christ Homes Proj.) Series 2001, 1.33%, LOC First Tennessee Bank NA, Memphis, VRDN (b)	$ 2,500,000	$ 2,500,000
Wilkens Area Indl. Dev. Auth. Rev. Bonds (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured), LOC MBIA	2,435,000	2,437,509
		263,052,619
	Shares
Other - 0.7%
Fidelity Municipal Cash Central Fund, 1.68% (c)(d)	1,827,200	1,827,200
TOTAL INVESTMENT PORTFOLIO - 104.4%		264,879,819
NET OTHER ASSETS - (4.4)%		(11,068,478)
NET ASSETS - 100%		$ 253,811,341
Total Cost for Income Tax Purposes $ 264,879,819
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At December 31, 2001, the fund had a capital loss carryforward of approximately $35,000 of which $8,000 and $27,000 will expire on December 31, 2003 and 2004, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 264,879,819
Cash		1,969,185
Receivable for fund shares sold		561,819
Interest receivable		804,302
Other receivables		8,618
Total assets		268,223,743
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 14,302,038
Distributions payable	2,871
Accrued management fee	105,742
Other payables and accrued expenses	1,751
Total liabilities		14,412,402
Net Assets		$ 253,811,341
Net Assets consist of:
Paid in capital		$ 253,838,079
Accumulated net realized gain (loss) on investments		(26,738)
Net Assets, for 253,835,932 shares outstanding		$ 253,811,341
Net Asset Value, offering price and redemption price per share ($253,811,341 ÷ 253,835,932 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 1,964,856
Expenses
Management fee	$ 627,333
Non-interested trustees' compensation	71
Total expenses before reductions	627,404
Expense reductions	(53,482)	573,922
Net investment income		1,390,934
Net Realized Gain (Loss) on Investment securities		7,795
Net increase in net assets resulting from operations		$ 1,398,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,390,934	$ 5,415,872
Net realized gain (loss)	7,795	15
Net increase (decrease) in net assets resulting from operations	1,398,729	5,415,887
Distributions to shareholders from net investment income	(1,390,934)	(5,415,872)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	136,376,249	644,147,641
Reinvestment of distributions	1,358,668	5,205,277
Cost of shares redeemed	(124,636,219)	(622,495,526)
Net increase (decrease) in net assets and shares resulting from share transactions	13,098,698	26,857,392
Total increase (decrease) in net assets	13,106,493	26,857,407
Net Assets
Beginning of period	240,704,848	213,847,441
End of period	$ 253,811,341	$ 240,704,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.025	.037	.029	.031	.033
Distributions from net investment income	(.006)	(.025)	(.037)	(.029)	(.031)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total ReturnB, C	.56%	2.50%	3.80%	2.91%	3.15%	3.36%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.46% A	.47%	.50%	.50%	.50%	.50%
Net investment income	1.12% A	2.45%	3.74%	2.87%	3.10%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 253,811	$ 240,705	$ 213,847	$ 201,291	$ 216,487	$ 229,469

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Pennsylvania. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for short-term capital gains, futures transactions, market discount and losses deferred due to wash sales and futures transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-
interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 32,351

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 2,417	$ 31,867

In addition, through an arrangement with Fidelity Pennsylvania Municipal Money Market Fund's custodian and transfer agent, $53,482 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

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Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-SANN-0802 157790
1.705577.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com